UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5724
                                                      --------

                        OPPENHEIMER STRATEGIC INCOME FUND
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: SEPTEMBER 30
                                               ------------

                      Date of reporting period: 03/31/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Media                                                                       3.5%
--------------------------------------------------------------------------------
Oil & Gas                                                                   2.7
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               1.7
--------------------------------------------------------------------------------
Commercial Banks                                                            1.6
--------------------------------------------------------------------------------
Diversified Financial Services                                              1.4
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      1.3
--------------------------------------------------------------------------------
Thrifts & Mortgage Finance                                                  1.3
--------------------------------------------------------------------------------
Wireless Telecommunication Services                                         1.3
--------------------------------------------------------------------------------
Electric Utilities                                                          1.1
--------------------------------------------------------------------------------
Containers & Packaging                                                      1.1

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Corporate Bonds                          26.9%
Foreign Government Bonds                 24.1
Government Agency Bonds                  20.0
Other Bonds                              18.7
Stocks                                    1.0
U.S. Government Bonds                     4.6
Cash Equivalents                          4.7

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments. The Fund may invest without limit in below investment-grade securities, which carry a greater risk that the issue may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.

--------------------------------------------------------------------------------


                      9 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period Class N shares are subject to an annual 0.25% asset-based sales charge.


                     10 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                     11 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                     12 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (10/1/06)     (3/31/07)     MARCH 31, 2007
----------------------------------------------------------------------------
Class A Actual                   $  1,000.00   $  1,067.60   $  4.70
----------------------------------------------------------------------------
Class A Hypothetical                1,000.00      1,020.39      4.59
----------------------------------------------------------------------------
Class B Actual                      1,000.00      1,060.70      8.82
----------------------------------------------------------------------------
Class B Hypothetical                1,000.00      1,016.40      8.63
----------------------------------------------------------------------------
Class C Actual                      1,000.00      1,061.10      8.62
----------------------------------------------------------------------------
Class C Hypothetical                1,000.00      1,016.60      8.43
----------------------------------------------------------------------------
Class N Actual                      1,000.00      1,062.80      6.86
----------------------------------------------------------------------------
Class N Hypothetical                1,000.00      1,018.30      6.71
----------------------------------------------------------------------------
Class Y Actual                      1,000.00      1,069.50      2.89
----------------------------------------------------------------------------
Class Y Hypothetical                1,000.00      1,022.14      2.83

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             0.91%
-----------------------------
Class B             1.71
-----------------------------
Class C             1.67
-----------------------------
Class N             1.33
-----------------------------
Class Y             0.56

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                     13 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  March 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.9%
---------------------------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2005-HE7, Cl. A2B, 5.50%, 11/25/35 1                          $     2,450,000   $     2,452,157
---------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series
2005-1A, Cl. A2, 5.38%, 4/20/08 1                                                        1,450,000         1,450,655
---------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.80%, 5/25/34 1                                                 6,446,741         6,471,579
---------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates,
Series 2006-M3, Cl. A2B, 5.42%, 9/25/36 1,2                                              2,090,000         2,087,552
---------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 5.42%, 5/26/36 1                                                3,665,000         3,663,787
---------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust 2006-A, Automobile Asset-Backed Securities,
Series 2006-A, Cl. A2, 5.30%, 5/26/09                                                    4,070,000         4,070,448
---------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile Asset-Backed
Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09                                        4,920,000         4,884,661
---------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates:
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                                    466,879           465,379
Series 2005-D, Cl. AV2, 5.59%, 10/25/35 1                                                  244,000           244,193
---------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series
2006-A, Cl. AV2, 5.42%, 5/16/36 1                                                        4,590,000         4,591,058
---------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 2004-1, Cl. AF2, 2.645%, 4/25/34               3,124,131         3,053,850
---------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2005-WF2, Asset-Backed Pass-Through
Certificates, Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 1                                3,544,607         3,521,029
---------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WFH3, Asset-Backed Pass-Through
Certificates, Series 2006-WFH3, Cl. A2, 5.42%, 10/31/36 1,2                              2,510,000         2,508,431
---------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WFHE4, Asset-Backed Pass-Through
Certificates, Series 2006-WFH4, Cl. AS, 5.42%, 11/25/36 1,2                              4,777,000         4,774,014
---------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-10, Asset-Backed Certificates,
Series 2005-10, Cl. AF1, 5.48%, 2/25/36 1                                                  838,012           838,593
---------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                              1,720,000         1,714,882
---------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 5.52%, 5/25/36 1                                               1,361,099         1,362,026
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                              1,150,000         1,146,396
---------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 5.44%, 12/25/29 1                                               3,874,000         3,873,117
---------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates,
Series 2006-C, Cl. A2, 5.33%, 5/8/09                                                     7,100,000         7,095,882
---------------------------------------------------------------------------------------------------------------------
DLJ Ltd., Collateralized Bond Obligations, Series1A, Cl. C2, 11.96%,
4/15/11 2,3,4                                                                           15,000,000             1,500
---------------------------------------------------------------------------------------------------------------------
DVI Receivables Corp., Equipment Asset-Backed Certificates, Series
2001-2, Cl. C, 4.405%, 11/11/09 2                                                        3,083,887           510,769


                     14 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
---------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series
2000-A, Cl. B, 8/15/25 2,3,4                                                       $     2,275,079   $        22,751
---------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.53%, 11/25/35 1                                7,200,000         7,206,453
---------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 5.41%, 7/25/36 1                                 3,620,000         3,620,022
---------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 5.37%, 5/15/36 1                                 1,509,896         1,510,903
---------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 5.43%, 7/7/36 1                                  1,850,000         1,850,430
---------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A3, 3.48%, 11/17/08                                     1,343,098         1,337,213
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 0.125%, 6/13/11 1,2                                       6,932,011                --
---------------------------------------------------------------------------------------------------------------------
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub. Pass-
Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29                              4,814,000         4,306,313
---------------------------------------------------------------------------------------------------------------------
Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through
Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31                                     4,912,846         1,006,467
---------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates:
Series 2005-3, Cl. A1, 5.58%, 1/20/35 1                                                  2,100,858         2,101,254
Series 2006-4, Cl. A2V, 5.43%, 3/20/36 1,2                                               1,450,000         1,449,708
---------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                 2,259,249         2,245,957
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                2,235,851         2,227,645
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                 1,939,694         1,932,606
---------------------------------------------------------------------------------------------------------------------
Madison Avenue CDO Ltd., Commercial Debt Obligations, Series 2A, Cl.
C1, 0.303%, 3/24/14 1,2                                                                  3,566,342           142,654
---------------------------------------------------------------------------------------------------------------------
Mastr Asset Backed Securities Trust 2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3, Cl. A3, 5.42%, 8/25/36 1,2                               5,330,000         5,330,160
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates, Series
2005-WMC6, Cl. A2B, 5.58%, 7/25/35 1                                                     2,230,000         2,233,279
---------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD,
0.64%, 1/25/29 2                                                                         4,420,411           928,286
---------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series
2006-2, Cl. 2A2, 5.42%, 7/1/36 1                                                         6,040,000         6,040,377
---------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2, 4.415%, 4/25/35 1                                  1,601,600         1,592,016
---------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                    1,810,000         1,817,334
---------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28                                                1,865,711         1,854,611


                     15 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
---------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 5.40%, 7/25/36 1                                          $     1,636,123   $     1,637,142
---------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-
Through Certificates, Series 2006-KS7, Cl. A2, 5.42%, 9/25/36 1                          4,510,000         4,510,354
---------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity Asset-
Backed Obligations, Series 2005-BC3, Cl. A2B, 5.57%, 6/25/36 1                          11,830,000        11,854,809
---------------------------------------------------------------------------------------------------------------------
Start CLO Ltd., Asset-Backed Credit Linked Securities, Series 2006-3A,
Cl. F, 22.36%, 6/7/11 1,2                                                                3,560,000         3,560,000
---------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 5.38%, 4/25/36 1                                                  1,330,228         1,330,739
---------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates:
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33                                                    58,867            58,699
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                 3,021,164         3,016,076
---------------------------------------------------------------------------------------------------------------------
Taganka Car Loan Finance plc, Automobile Asset-Backed Certificates,
Series 2006-1A, Cl. C, 8.62%, 11/14/13 1,2                                               2,595,000         2,595,000
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home
Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.42%, 7/25/36 1                3,600,000         3,599,265
                                                                                                     ----------------

Total Asset-Backed Securities (Cost $178,293,627)                                                        143,700,481

---------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--20.7%
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--17.8%
---------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--17.2%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9,
Cl. 2A2, 7%, 2/25/44                                                                     2,127,745         2,201,507
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                            5,703,126         5,535,159
5%, 4/1/37 5                                                                            17,996,000        17,394,250
6%, 4/1/17-9/1/24                                                                       23,727,150        24,125,862
6.50%, 4/1/18-8/1/32                                                                    15,882,410        16,317,079
7%, 8/1/21-10/1/31                                                                       5,951,485         6,190,082
7.50%, 2/1/32-4/1/36                                                                     9,322,501         9,770,522
8.50%, 8/1/31                                                                              635,687           683,047
10%, 4/1/20-5/1/20                                                                         189,755           210,711
10.50%, 5/1/20                                                                             254,773           286,154
11.50%, 10/1/16                                                                            178,686           193,941
12%, 5/1/10-6/1/17                                                                         605,930           661,205
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2368, Cl. TG, 6%, 10/15/16                                                        1,620,532         1,650,191
Series 2410, Cl. PF, 6.30%, 2/15/32 1                                                   14,018,799        14,361,215
Series 2435, Cl. EQ, 6%, 5/15/31                                                         7,790,000         7,845,294
Series 2641, Cl. CE, 3.50%, 9/15/25                                                      4,102,026         4,006,469
Series 2727, Cl. UA, 3.50%, 10/15/22                                                     2,313,456         2,275,358
Series 2736, Cl. DB, 3.30%, 11/15/26                                                    17,947,559        17,417,885


                     16 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates: Continued
Series 2777, Cl. PJ, 4%, 5/15/24                                                   $     2,382,270   $     2,350,863
Series 2934, Cl. NA, 5%, 4/15/24                                                         6,223,453         6,198,447
Series 3057, Cl. LG, 5%, 10/15/35                                                        5,000,000         4,689,597
Series 3105, Cl. BD, 5.50%, 1/15/26                                                      8,122,000         8,118,192
Series 3138, Cl. PA, 5.50%, 2/15/27                                                     26,320,048        26,421,862
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                                                      8,762,796         9,259,855
Series 1590, Cl. IA, 6.425%, 10/15/23 1                                                  5,908,192         6,088,478
Series 2002-66, Cl. FG, 6.32%, 9/25/32 1                                                 8,184,903         8,332,489
Series 2006-11, Cl. PS, 5.06%, 3/25/36 1                                                 3,183,243         3,192,417
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                      4,260,607         4,390,746
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                      1,816,641         1,852,368
Series 2080, Cl. Z, 6.50%, 8/15/28                                                       2,982,058         3,056,818
Series 2173, Cl. Z, 6.50%, 7/15/29                                                      12,243,560        12,633,739
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                      1,279,879         1,313,653
Series 2344, Cl. FP, 6.27%, 8/15/31 1                                                    2,822,340         2,881,762
Series 2387, Cl. PD, 6%, 4/15/30                                                           452,635           452,929
Series 2412, Cl. GF, 6.27%, 2/15/32 1                                                    6,695,135         6,852,396
Series 2427, Cl. ZM, 6.50%, 3/15/32                                                      5,650,987         5,815,961
Series 2451, Cl. FD, 6.32%, 3/15/32 1                                                    2,165,210         2,216,540
Series 2464, Cl. FI, 6.32%, 2/15/32 1                                                    2,302,115         2,362,080
Series 2470, Cl. AF, 6.32%, 3/15/32 1                                                    3,647,117         3,742,410
Series 2470, Cl. LF, 6.32%, 2/15/32 1                                                    2,355,656         2,418,667
Series 2471, Cl. FD, 6.32%, 3/15/32 1                                                    4,269,119         4,387,855
Series 2475, Cl. FB, 6.32%, 2/15/32 1                                                    3,480,580         3,580,841
Series 2500, Cl. FD, 5.82%, 3/15/32 1                                                      743,769           751,300
Series 2517, Cl. GF, 6.32%, 2/15/32 1                                                    1,922,804         1,982,008
Series 2526, Cl. FE, 5.72%, 6/15/29 1                                                      987,435           996,694
Series 2551, Cl. FD, 5.72%, 1/15/33 1                                                      767,703           775,125
Series 2583, Cl. KA, 5.50%, 3/15/22                                                        458,011           457,364
Series 2676, Cl. TF, 5.92%, 1/15/32 1                                                    3,428,298         3,480,892
Series 2939, Cl. PE, 5%, 2/15/35                                                        11,489,000        10,775,424
Series 3025, Cl. SJ, 5.243%, 8/15/35 1                                                   3,515,316         3,577,872
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. IO, 12.45%, 7/1/26 6                                                     3,065,289           674,768
Series 183, Cl. IO, 7.237%, 4/1/27 6                                                     1,208,161           276,932
Series 192, Cl. IO, 13.621%, 2/1/28 6                                                      544,927           129,468
Series 200, Cl. IO, 12.087%, 1/1/29 6                                                      643,053           143,470
Series 2003-118, Cl. S, 8.73%, 12/25/33 6                                                9,284,238         1,107,271
Series 2003-13, Cl. IO, 7.68%, 3/25/33 6                                                 5,362,772         1,229,045
Series 2003-26, Cl. IO, 7.763%, 4/25/33 6                                                4,260,771           997,264
Series 2005-87, Cl. SE, 5.397%, 10/25/35 6                                              54,164,602         2,111,407
Series 2005-87, Cl. SG, 9.45%, 10/25/35 6                                               16,006,863           954,718
Series 203, Cl. IO, 3.143%, 6/1/29 6                                                     2,322,937           510,781


                     17 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security: Continued
Series 204, Cl. IO, (7.281)%, 5/1/29 6                                             $       189,683   $        41,084
Series 205, Cl. IO, 8.943%, 9/1/29 6                                                     2,870,421           648,698
Series 206, Cl. IO, (13.497)%, 12/1/29 6                                                   979,215           232,850
Series 207, Cl. IO, (17.772)%, 4/1/30 6                                                  1,130,501           263,368
Series 2074, Cl. S, (0.506)%, 7/17/28 6                                                    690,496            69,749
Series 2079, Cl. S, (1.168)%, 7/17/28 6                                                  1,112,891           123,362
Series 208, Cl. IO, (3.826)%, 6/1/30 6                                                   1,954,627           431,525
Series 212, Cl. IO, 3.631%, 5/1/31 6                                                     4,540,980           982,970
Series 214, Cl. IO, (9.691)%, 6/1/31 6                                                   1,088,454           248,852
Series 216, Cl. IO, 12.223%, 12/1/31 6                                                   1,798,295           387,710
Series 224, Cl. IO, 7.682%, 3/1/33 6                                                     5,392,173         1,209,588
Series 243, Cl. 6, 26.368%, 12/15/32 6                                                   3,381,131           766,916
Series 2526, Cl. SE, 1.188%, 6/15/29 6                                                   1,763,897            86,124
Series 2802, Cl. AS, 1.619%, 4/15/33 6                                                   5,591,839           330,951
Series 2819, Cl. S, (1.069)%, 6/15/34 6                                                 15,547,400         1,208,541
Series 2920, Cl. S, (4.223)%, 1/15/35 6                                                  8,998,783           426,181
Series 3000, Cl. SE, (4.55)%, 7/15/25 6                                                 11,537,618           447,995
Series 3004, Cl. SB, 8.439%, 7/15/35 6                                                  17,425,752           638,844
Series 3110, Cl. SL, 4.408%, 2/15/26 6                                                   2,930,384           103,808
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 4/1/18-12/1/20                                                                  114,901,988       111,462,777
5%, 12/1/17-3/1/34                                                                     156,909,963       153,447,745
5%, 12/1/17-4/1/22 5                                                                    94,889,666        93,691,284
5.50%, 1/1/33-11/1/34                                                                   69,943,207        69,391,187
5.50%, 4/1/22-4/1/37 5                                                                  81,640,000        81,011,333
6%, 7/1/24-11/1/33                                                                      71,225,889        72,127,887
6%, 4/1/21 5                                                                            76,051,000        77,310,557
6.50%, 5/1/17-9/1/32                                                                    40,941,540        42,100,688
6.50%, 4/1/37 5                                                                         32,114,000        32,766,300
7%, 11/1/17-9/1/34                                                                      42,195,744        44,010,354
7.50%, 6/1/10-1/1/33                                                                    14,832,490        15,556,909
8.50%, 7/1/32                                                                              113,803           122,699
9.50%, 4/1/20-3/15/21                                                                      116,721           127,611
11%, 10/15/15-2/1/26                                                                       435,516           483,944
13%, 6/1/15                                                                                 89,046            99,922
15%, 4/15/13                                                                               330,000           377,193
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO Interest-Only
Stripped Mtg.-Backed Security:
Trust 2001-T10, Cl. IO, 4.186%, 12/25/41 6                                             161,555,071         2,238,636
Trust 2001-T3, Cl. IO, 25.791%, 11/25/40 6                                              19,028,054           392,798
Trust 2001-T4, Cl. IO, 14.083%, 7/25/41 6                                               31,145,487           736,479
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                          213,966           220,973
Trust 1997-45, Cl. CD, 8%, 7/18/27                                                       2,229,006         2,357,038


                     18 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates: Continued
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                             $     2,750,030   $     2,839,056
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                   4,199,000         4,334,848
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                         272,989           273,469
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                     196,815           201,632
Trust 2001-65, Cl. F, 5.92%, 11/25/31 1                                                  4,228,689         4,256,989
Trust 2001-69, Cl. PF, 6.32%, 12/25/31 1                                                 4,700,000         4,808,356
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                         564,279           564,334
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                          65,011            64,859
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                          51,464            51,322
Trust 2001-80, Cl. ZB, 6%, 1/25/32                                                       5,260,437         5,356,600
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                    2,223,474         2,302,869
Trust 2002-19, Cl. PE, 6%, 4/25/17                                                       2,353,637         2,395,970
Trust 2002-21, Cl. PE, 6.50%, 4/25/32                                                    5,519,992         5,680,556
Trust 2002-29, Cl. F, 6.32%, 4/25/32 1                                                   2,494,478         2,573,557
Trust 2002-60, Cl. FH, 6.32%, 8/25/32 1                                                  4,879,258         5,026,791
Trust 2002-64, Cl. FJ, 6.32%, 4/25/32 1                                                    766,660           785,432
Trust 2002-68, Cl. FH, 5.82%, 10/18/32 1                                                 1,635,919         1,661,546
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                        4,675,393         4,763,354
Trust 2003-116, Cl. FA, 5.72%, 11/25/33 1                                                  958,616           965,746
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                    4,963,000         4,879,944
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                   12,066,000        11,858,484
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                    5,467,000         5,409,559
Trust 2003-3, Cl. FM, 5.82%, 4/25/33 1                                                   3,597,922         3,623,294
Trust 2003-81, Cl. PW, 4%, 3/25/25                                                       4,940,180         4,860,080
Trust 2003-84, Cl. AJ, 3%, 4/25/13                                                       6,228,243         6,118,075
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                       3,630,629         3,579,574
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                      4,201,000         4,134,038
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                                    9,459,098         9,367,660
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                  2,910,000         2,817,258
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                    2,865,000         2,823,208
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                    3,510,000         3,276,221
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                  10,900,000        10,928,733
Trust 2006-46, Cl. SW, 4.693%, 6/25/36 1                                                 4,637,532         4,563,623
Trust 2006-50, Cl. KS, 4.693%, 6/25/36 1                                                 4,063,014         3,965,922
Trust 2006-50, Cl. SA, 4.693%, 6/25/36 1                                                 4,680,365         4,567,917
Trust 2006-50, Cl. SK, 4.693%, 6/25/36 1                                                   842,900           820,407
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                   13,381,950        13,411,194
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 8.447%, 11/18/31 6                                                5,495,052           553,733
Trust 2001-63, Cl. SD, 1.876%, 12/18/31 6                                                   72,438             7,303
Trust 2001-68, Cl. SC, 1.766%, 11/25/31 6                                                   50,256             4,860
Trust 2001-81, Cl. S, 0.036%, 1/25/32 6                                                  1,311,143           127,748
Trust 2002-28, Cl. SA, (0.478)%, 4/25/32 6                                                 917,163            84,621
Trust 2002-38, Cl. IO, (4.983)%, 4/25/32 6                                                 786,583            45,610
Trust 2002-39, Cl. SD, (3.217)%, 3/18/32 6                                               1,288,907           110,944
Trust 2002-48, Cl. S, (0.136)%, 7/25/32 6                                                1,470,013           141,473
Trust 2002-52, Cl. SL, (0.155)%, 9/25/32 6                                                 872,817            84,641


                     19 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security: Continued
Trust 2002-53, Cl. SK, (2.794)%, 4/25/32 6                                         $       803,698   $        75,593
Trust 2002-56, Cl. SN, 0.875%, 7/25/32 6                                                 2,015,604           203,761
Trust 2002-65, Cl. SC, (4.693)%, 6/25/26 6                                               2,561,439           197,234
Trust 2002-77, Cl. IS, (0.131)%, 12/18/32 6                                              1,340,105           122,334
Trust 2002-77, Cl. SH, 0.595%, 12/18/32 6                                                1,561,024           153,623
Trust 2002-89, Cl. S, 10.944%, 1/25/33 6                                                 6,663,597           627,279
Trust 2002-9, Cl. MS, (0.14)%, 3/25/32 6                                                 1,716,553           168,008
Trust 2003-33, Cl. SP, 9.60%, 5/25/33 6                                                  5,606,693           709,054
Trust 2003-4, Cl. S, 7.111%, 2/25/33 6                                                   2,885,292           336,293
Trust 2005-105, Cl. S, 8.513%, 12/25/35 6                                               12,586,517           745,987
Trust 2005-40, Cl. SA, (4.194)%, 5/25/35 6                                              13,669,894           670,679
Trust 2005-40, Cl. SB, (2.111)%, 5/25/35 6                                               6,282,399           340,405
Trust 2005-71, Cl. SA, 3.17%, 8/25/25 6                                                  7,293,305           426,248
Trust 2005-83, Cl. SL, 7.325%, 10/25/35 6                                               13,446,224           773,085
Trust 2006-119, Cl. MS, 8.231%, 12/25/36 6                                              13,141,980           785,952
Trust 2006-33, Cl. SP, 12.46%, 5/25/36 6                                                 7,942,251           684,088
Trust 2006-34, Cl. SK, 12.011%, 5/25/36 6                                               15,824,310         1,350,698
Trust 2006-75, Cl. SA, 8.27%, 8/25/36 6                                                  4,967,676           263,579
Trust 2006-90, Cl. SX, 11.452%, 9/25/36 6                                               13,327,456           799,570
Trust 221, Cl. 2, 11.125%, 5/1/23 6                                                      1,101,732           260,470
Trust 240, Cl. 2, 19.296%, 9/1/23 6                                                      1,834,881           425,974
Trust 247, Cl. 2, 14.041%, 10/1/23 6                                                       226,151            58,876
Trust 2682, Cl. TQ, 12.706%, 10/15/33 6                                                  6,102,288           357,261
Trust 2981, Cl. BS, 12.391%, 5/15/35 6                                                  11,608,746           597,075
Trust 301, Cl. 2, 4.031%, 4/1/29 6                                                       1,802,640           409,477
Trust 303, Cl. IO, 11.125%, 11/1/29 6                                                    1,068,736           261,743
Trust 313, Cl. 2, (9.523)%, 6/1/31 6                                                     6,452,127         1,496,942
Trust 319, Cl. 2, 10.572%, 2/1/32 6                                                         48,620            11,449
Trust 321, Cl. 2, 8.028%, 4/1/32 6                                                       8,661,995         2,041,050
Trust 324, Cl. 2, 4.463%, 7/1/32 6                                                       6,321,895         1,479,741
Trust 329, Cl. 2, 8.064%, 1/1/33 6                                                      13,989,160         3,210,896
Trust 334, Cl. 12, 5.41%, 2/1/33 6                                                       9,036,034         2,106,311
Trust 342, Cl. 2, 10.019%, 9/1/33 6                                                     14,921,842         3,436,501
Trust 344, Cl. 2, 4.558%, 12/1/33 6                                                      2,323,776           533,310
Trust 346, Cl. 2, 11.829%, 12/1/33 6                                                    17,616,784         4,023,249
Trust 350, Cl. 2, 10.052%, 3/1/34 6                                                     14,793,812         3,380,533
                                                                                                     ----------------

                                                                                                       1,287,949,867

---------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.6%
Government National Mortgage Assn.:
5.75%, 7/20/27 1                                                                            10,568            10,692
7%, 1/15/28-1/20/30                                                                      2,432,180         2,543,210
8%, 1/15/28-9/15/28                                                                      1,065,551         1,131,679
11%, 10/20/19                                                                               26,948            29,799
12%, 11/20/13-9/20/15                                                                       35,562            39,870
12.50%, 12/15/13-11/15/15                                                                1,550,961         1,728,279


                     20 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED Continued
Government National Mortgage Assn.: Continued
13%, 10/15/15                                                                      $     2,305,343   $     2,584,912
13.50%, 6/15/15                                                                          3,070,770         3,466,222
---------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO, Series 2001-62, Cl. KZ,
6.50%, 12/16/31                                                                         10,045,871        10,449,826
---------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                      9,965,349        10,773,101
Series 2000-12, Cl. ZA, 8%, 2/16/30                                                      3,685,255         3,973,932
Series 2000-7, Cl. Z, 8%, 1/16/30                                                        5,278,325         5,650,326
---------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, (0.914)%, 7/16/28 6                                              2,239,244           236,216
Series 1998-6, Cl. SA, (0.401)%, 3/16/28 6                                               1,355,325           138,018
Series 2006-47, Cl. SA, 14.663%, 8/16/36 6                                               4,903,118           300,130
                                                                                                     ----------------

                                                                                                          43,056,212

---------------------------------------------------------------------------------------------------------------------
NON-AGENCY--2.9%
---------------------------------------------------------------------------------------------------------------------
AGRICULTURAL--0.0%
Prudential Agricultural Credit, Inc., Farmer Mac Agricultural Real Estate
Trust Sr. Sub. Mtg. Pass-Through Certificates:
Series 1992-2, Cl. B2, 1/15/03 2,3,4                                                       624,465                --
Series 1992-2, Cl. B3, 10.605%, 4/15/09 1,2                                                 18,365                 6
                                                                                                     ----------------

                                                                                                                   6

---------------------------------------------------------------------------------------------------------------------
COMMERCIAL--2.6%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                        5,070,000         4,980,498
---------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                          3,178,269         3,236,198
---------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through
Certificates:
Series 2005-E, Cl. 2A2, 4.972%, 6/25/35 1                                                  159,634           159,507
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                   3,038,531         3,070,816
---------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 8.155%, 6/22/24 6                           6,204,957           244,624
---------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1B, 5.42%, 8/25/08 1,2                                               2,447,448         2,449,631
---------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                                   1,311,000         1,307,392
---------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial
Mtg. Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                             9,103,000         9,148,515


                     21 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                           $     4,861,021   $     4,848,034
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                               9,340,843         9,358,796
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                  1,519,595         1,520,919
---------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series
1997-CF2, Cl. B30C, 5.779%, 10/15/30 1,2                                                36,400,000        10,920,000
---------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                                  3,028,909         3,055,121
---------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                  2,940,000         2,919,548
---------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-
Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                    566,133           566,138
Series 1998-C1, Cl. F, 7.084%, 5/15/30 1                                                 2,000,000         2,113,332
---------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-
Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                 3,260,000         3,199,164
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                 3,310,000         3,313,113
Series 2007-GG9, Cl. A2, 5.381%, 7/10/12 2                                               6,850,000         6,906,223
---------------------------------------------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                     9,533,860        10,044,287
---------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                1,220,000         1,201,311
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                4,310,000         4,266,723
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                               7,910,000         7,926,057
---------------------------------------------------------------------------------------------------------------------
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32                                     8,115,000         8,556,693
---------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                  3,520,000         3,503,614
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                  7,620,000         7,678,638
Series 2000-C3, Cl. A2, 7.95%, 5/15/25                                                   9,627,000        10,269,940
---------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1, Cl. A,
2.514%, 7/26/24 2                                                                          496,870           385,074
---------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                  1,782,189         1,767,313
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                     4,434,918         4,434,212
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates, Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                   13,823,000        12,814,535
---------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                    9,629,969         9,718,069
---------------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                                   9,627,000        10,024,959


                     22 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                      $       380,000   $       404,581
---------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                     6,402,860         6,389,785
---------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                      5,922,488         5,908,910
---------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                      6,956,758         6,938,891
---------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial
Mtg. Obligations, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                               5,800,000         5,748,121
---------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial
Asset-Backed Securities, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                       2,083,000         2,091,568
                                                                                                     ----------------

                                                                                                         193,390,850

---------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--0.0%
WAMU Mortgage Pass-Through Certificates, Series 2005-AR8 Trust,
Series 2005-AR8, Cl. 2AB1, 5.57%, 7/25/45 1                                              1,269,978         1,270,731
---------------------------------------------------------------------------------------------------------------------
OTHER--0.1%
JP Morgan Mortgage Trust, CMO Pass-Through Certificates, Series
2005-S2, Cl. 3A1, 6.716%, 2/25/32 1                                                      6,869,281         6,956,353
---------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.2%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                  6,969,146         7,064,972
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                  1,587,829         1,621,283
---------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., CMO:
Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                                                  312,788           315,002
Series 2000-UP1, Cl. A2, 8%, 9/25/30                                                       556,596           558,889
---------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
Series 2001-1, Cl. B, 6.64%, 4/15/18                                                     2,407,000         2,416,278
---------------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1995-3, Cl. 1IO, 0.778%, 9/15/25 6                                               38,188,562           328,551
Series 1992-2, Cl. IO, 8.985%, 9/15/22 6                                                16,741,824           437,439
Series 1995-2B, Cl. 2IO, 12.039%, 6/15/25 6                                              1,196,854            27,136
---------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates, Series 2005-AR5 Trust,
Series 2005-AR5, Cl. A1, 4.675%, 5/25/35 1                                               1,211,540         1,210,557
                                                                                                     ----------------

                                                                                                          13,980,107
                                                                                                     ----------------

Total Mortgage-Backed Obligations (Cost $1,561,392,382)                                                1,546,604,126

---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--4.8%
---------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 7,8                                              23,110,000        22,504,449
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
8.658%, 2/4/08 7,9,10                                                                   37,540,000        35,983,892
4.125%, 7/12/10 11                                                                       3,100,000         3,038,815
4.75%, 3/5/12 8                                                                        112,400,000       112,032,677


                     23 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07 8                                                                   $       505,000   $       503,559
4.75%, 12/15/10 8                                                                       15,620,000        15,593,915
5%, 10/15/11-2/13/17 8                                                                  42,800,000        43,023,169
6%, 5/15/08 12                                                                          15,044,000        15,206,581
6%, 5/15/11 8                                                                           33,000,000        34,440,252
7.25%, 1/15/10                                                                          31,685,000        33,692,878
---------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding STRIPS, 6.132%,
1/15/21 7,8                                                                             51,220,000        25,523,950
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 2/15/36 8,12                                                                        415,000           391,397
STRIPS, 4.941%, 2/15/16 7,12                                                            23,586,000        15,620,937
                                                                                                     ----------------

Total U.S. Government Obligations (Cost $354,077,844)                                                    357,556,471

---------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--24.9%
---------------------------------------------------------------------------------------------------------------------
ARGENTINA--2.3%
Argentina (Republic of) Bonds:
2%, 9/30/14 [ARP]                                                                       13,011,900         4,655,730
5.475%, 8/3/12 1                                                                        48,514,501        45,999,024
Series V, 7%, 3/28/11                                                                   77,910,000        75,925,449
Series VII, 7%, 9/12/13                                                                 32,265,000        30,942,135
---------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
Series PBA1, 4/1/07 2,4 [ARP]                                                                1,640               661
---------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 [ARP]                                       17,153,999         8,256,062
---------------------------------------------------------------------------------------------------------------------
Neuquen (Province Del) Sr. Sec. Nts., 8.656%, 10/18/14 2                                 6,475,000         6,734,000
                                                                                                     ----------------

                                                                                                         172,513,061

---------------------------------------------------------------------------------------------------------------------
AUSTRALIA--1.1%
New South Wales Treasury Corp., Sr. Unsec. Nts., Series 17RG, 5.50%,
3/1/17 [AUD]                                                                            29,765,000        22,966,691
---------------------------------------------------------------------------------------------------------------------
New South Wales Treasury Corp. Gtd. Bonds, 8%, 3/1/08 [AUD]                             71,585,000        58,718,072
                                                                                                     ----------------

                                                                                                          81,684,763

---------------------------------------------------------------------------------------------------------------------
BELGIUM--1.1%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35 [EUR]                                 9,145,000        13,596,498
---------------------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 3.667%, 5/10/07 7 [EUR]                            52,685,000        70,110,343
                                                                                                     ----------------

                                                                                                          83,706,841

---------------------------------------------------------------------------------------------------------------------
BRAZIL--2.3%
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                                             22,570,000        22,793,782


                     24 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
BRAZIL Continued
Brazil (Federal Republic of) Bonds: Continued
8%, 1/15/18                                                                        $    26,600,000   $    30,111,200
8.75%, 2/4/25                                                                           21,930,000        28,234,875
8.875%, 10/14/19                                                                        25,985,000        32,884,018
10.25%, 1/10/28 [BRR]                                                                   31,600,000        15,287,725
10.50%, 7/14/14                                                                         24,810,000        31,942,875
---------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                                        7,950,000         9,070,950
                                                                                                     ----------------

                                                                                                         170,325,425

---------------------------------------------------------------------------------------------------------------------
BULGARIA--0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                           7,080,000         8,407,500
8.25%, 1/15/15 13                                                                        6,790,000         8,063,125
                                                                                                     ----------------

                                                                                                          16,470,625

---------------------------------------------------------------------------------------------------------------------
CANADA--0.8%
Canada (Government of) Bonds, 5.25%, 6/1/12 [CAD]                                       42,590,000        38,979,534
---------------------------------------------------------------------------------------------------------------------
Canada (Government of) Treasury Bills, 4.056%, 5/3/07 7 [CAD]                           22,950,000        19,808,265
                                                                                                     ----------------
                                                                                                          58,787,799

---------------------------------------------------------------------------------------------------------------------
COLOMBIA--0.9%
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                                         13,982,000        15,254,362
10.75%, 1/15/13                                                                          8,000,000         9,960,000
12%, 10/22/15 [COP]                                                                 43,008,000,000        22,676,267
---------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts., 11.75%, 3/1/10 [COP]                                   23,854,260,000        11,533,694
---------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                                     4,010,000         4,691,700
                                                                                                     ----------------

                                                                                                          64,116,023

---------------------------------------------------------------------------------------------------------------------
COSTA RICA--0.1%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20                                    5,187,000         6,831,279
---------------------------------------------------------------------------------------------------------------------
DENMARK--0.1%
Denmark (Kingdom of) Bonds:
4%, 11/15/10 [DKK]                                                                      19,755,000         3,539,218
4%, 11/15/15 [DKK]                                                                      14,585,000         2,610,134
7%, 11/10/24 [DKK]                                                                       5,325,000         1,283,384
---------------------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                            21,025,000         3,762,355
                                                                                                     ----------------

                                                                                                          11,195,091

---------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec. Unsub. Bonds, Series REGS, 9.04%, 1/23/18                      2,328,041         2,700,527
---------------------------------------------------------------------------------------------------------------------
Dominican Republic Unsec. Unsub. Nts., Series REGS, 9.50%, 9/27/11                       1,729,106         1,860,518
                                                                                                     ----------------

                                                                                                           4,561,045


                     25 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.2%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 13                                                                 $     4,802,000   $     5,558,315
7.65%, 6/15/35 13                                                                        6,815,000         7,803,175
                                                                                                     ----------------

                                                                                                          13,361,490

---------------------------------------------------------------------------------------------------------------------
FRANCE--1.2%
France (Government of) Bonds, 3.25%, 4/25/16 [EUR]                                      26,850,000        33,674,855
---------------------------------------------------------------------------------------------------------------------
France (Government of) Obligations Assimilables du Tresor Bonds, 4%,
4/25/55 [EUR]                                                                           25,040,000        31,833,437
---------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 3.565%, 5/10/07 7 [EUR]                          17,460,000        23,232,419
                                                                                                     ----------------

                                                                                                          88,740,711

---------------------------------------------------------------------------------------------------------------------
GERMANY--2.2%
Germany (Federal Republic of) Bonds:
Series 03, 3.75% 7/4/13 [EUR]                                                           30,820,000        40,544,939
Series 05, 4%, 1/4/37 [EUR]                                                             35,650,000        45,675,089
---------------------------------------------------------------------------------------------------------------------
Germany (Federal Republic of) Treasury Bills, Series 0107, 3.801%,
7/18/07 7 [EUR]                                                                         61,930,000        81,818,432
                                                                                                     ----------------

                                                                                                         168,038,460

---------------------------------------------------------------------------------------------------------------------
GREECE--0.4%
Greece (Republic of) Bonds, 4.60%, 5/20/13 [EUR]                                        21,190,000        28,990,436
---------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 2                                                                        2,972,000         3,484,670
10.25%, 11/8/11 2                                                                        1,205,000         1,412,863
                                                                                                     ----------------

                                                                                                           4,897,533

---------------------------------------------------------------------------------------------------------------------
INDONESIA--0.5%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 13                                                                       16,860,000        17,618,700
7.25%, 4/20/15 13                                                                       11,655,000        12,631,106
---------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 13                                  6,210,000         7,622,775
                                                                                                     ----------------

                                                                                                          37,872,581

---------------------------------------------------------------------------------------------------------------------
ISRAEL--0.4%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                             101,230,000        27,552,186
---------------------------------------------------------------------------------------------------------------------
ITALY--0.6%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 4%, 7/1/09 1 [EUR]         35,385,000        47,509,937
---------------------------------------------------------------------------------------------------------------------
JAPAN--2.0%
Japan (Government of) Bonds:
2 yr., Series 252, 0.80%, 1/15/09 [JPY]                                              6,894,000,000        58,530,844
10 yr., Series 245, 0.90%, 12/20/12 [JPY]                                            3,222,000,000        26,513,691


                     26 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
JAPAN Continued
Japan (Government of) Bonds: Continued
10 yr., Series 268, 1.50%, 3/20/15 [JPY]                                             3,329,000,000   $    28,295,370
30 yr., Series 25, 2.30%, 12/20/36 [JPY]                                             4,515,000,000        38,045,695
                                                                                                     ----------------

                                                                                                         151,385,600

---------------------------------------------------------------------------------------------------------------------
MALAYSIA--0.4%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12 2 [MYR]              57,058,000        18,565,510
---------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]                       26,605,000         8,212,731
                                                                                                     ----------------

                                                                                                          26,778,241

---------------------------------------------------------------------------------------------------------------------
MEXICO--0.2%
Mexican Williams Sr. Nts., 6.128%, 11/15/08 1,2                                          1,500,000         1,545,938
---------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds, Series M30, 10%, 11/20/36 [MXN]                           135,560,000        15,811,832
                                                                                                     ----------------

                                                                                                          17,357,770

---------------------------------------------------------------------------------------------------------------------
NIGERIA--0.2%
Nigeria (Federal Republic of) Bonds, Series 5Y, 13.50%, 9/11/11 [NGN]                   36,380,000           318,449
---------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Nts., Series 3Y2S, 12.50%, 2/24/09 [NGN]                 212,600,000         1,759,288
---------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                 2,006,511         1,790,105
---------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Treasury Bonds:
Series 5Y13, 12.99%, 9/29/11 [NGN]                                                     524,300,000         4,568,929
Series 7Y16, 11.99%, 12/22/13 2 [NGN]                                                  857,700,000         7,139,121
Series 7YR, 12.74%, 10/27/13 2 [NGN]                                                   341,700,000         2,944,308
                                                                                                     ----------------

                                                                                                          18,520,200

---------------------------------------------------------------------------------------------------------------------
PANAMA--0.5%
Panama (Republic of) Bonds:
6.70%, 1/26/36 5                                                                         1,800,000         1,877,400
7.25%, 3/15/15                                                                          26,685,000        29,033,280
9.375%, 4/1/29                                                                           5,500,000         7,356,250
                                                                                                     ----------------

                                                                                                          38,266,930

---------------------------------------------------------------------------------------------------------------------
PERU--1.2%
Peru (Republic of) Bonds:
7.84%, 8/12/20 [PEN]                                                                   102,295,000        36,809,004
8.20%, 8/12/26 2 [PEN]                                                                  10,835,000         4,132,621
9.91%, 5/5/15 [PEN]                                                                     63,042,000        24,925,658
Series 7, 8.60%, 8/12/17 [PEN]                                                          24,020,000         9,005,368
Series 8-1, 12.25%, 8/10/11 [PEN]                                                       10,583,000         4,161,655
---------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16 7                                          23,556,113        13,913,653
                                                                                                     ----------------

                                                                                                          92,947,959


                     27 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.7%
Philippines (Republic of the) Bonds:
8%, 1/15/16                                                                        $    25,470,000   $    28,812,938
8.375%, 2/15/11                                                                          5,050,000         5,528,174
---------------------------------------------------------------------------------------------------------------------
Philippines (Republic of the) Sr. Unsec. Bonds, 6.375%, 1/15/32                          6,135,000         5,989,294
---------------------------------------------------------------------------------------------------------------------
Philippines (Republic of the) Unsec. Bonds, 7.75%, 1/14/31                              10,195,000        11,545,838
                                                                                                     ----------------

                                                                                                          51,876,244

---------------------------------------------------------------------------------------------------------------------
POLAND--0.5%
Poland (Republic of) Bonds:
Series 0K0807, 4.191%, 8/12/07 7 [PLZ]                                                  36,350,000        12,372,210
Series DS1013, 5%, 10/24/13 [PLZ]                                                       37,200,000        12,781,163
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                      8,540,000         3,082,905
Series 0511, 4.25%, 5/24/11 [PLZ]                                                       33,730,000        11,346,165
                                                                                                     ----------------

                                                                                                          39,582,443

---------------------------------------------------------------------------------------------------------------------
SPAIN--0.7%
Spain (Government of) Bonds, 3.80%, 1/31/17 [EUR]                                       13,435,000        17,521,962
---------------------------------------------------------------------------------------------------------------------
Spain (Government of) Treasury Bills, 3.699%, 10/19/07 7 [EUR]                          24,260,000        31,722,983
                                                                                                     ----------------

                                                                                                          49,244,945

---------------------------------------------------------------------------------------------------------------------
TURKEY--1.4%
Turkey (Republic of) Bonds, 7%, 9/26/16                                                 41,790,000        42,730,275
---------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                                          18,115,000        18,884,888
9.50%, 1/15/14                                                                           6,050,000         7,059,140
11%, 1/14/13                                                                             2,590,000         3,180,831
16%, 3/7/12 [TRY]                                                                       32,390,000        21,970,751
19.868%, 7/16/08 7 [TRY]                                                                 6,895,000         3,915,478
20.493%, 8/13/08 7 [TRY]                                                                 9,620,000         5,387,995
                                                                                                     ----------------

                                                                                                         103,129,358

---------------------------------------------------------------------------------------------------------------------
UKRAINE--0.3%
Ukraine (Government of) Bonds, 7.65%, 6/11/13                                           19,874,000        21,662,660
---------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--1.3%
United Kingdom Treasury Bonds:
5%, 3/7/08 [GBP]                                                                        15,025,000        29,433,826
6%, 12/7/28 [GBP]                                                                       17,240,000        40,267,717
---------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                          15,330,000        29,379,408
                                                                                                     ----------------

                                                                                                          99,080,951


                     28 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
URUGUAY--0.9%
Uruguay (Oriental Republic of) Bonds:
4.25%, 4/5/27 [UYU]                                                                    167,100,000   $     7,015,847
7.625%, 3/21/36                                                                         21,415,000        23,717,113
---------------------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18 [UYU]                                                                      222,660,000        10,435,188
8%, 11/18/22                                                                            24,380,000        27,793,200
                                                                                                     ----------------

                                                                                                          68,961,348
                                                                                                     ----------------

Total Foreign Government Obligations (Cost $1,776,770,554)                                             1,865,949,935

---------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.6%
---------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International, Export-Import Bank of Ukraine Loan
Participation Nts., 8.40%, 2/9/16                                                       12,520,000        13,020,800
---------------------------------------------------------------------------------------------------------------------
Dali Capital plc/Bank of Moscow Loan Participation Nts., Series 28, Tranche
1, 7.25%, 11/25/09 [RUR]                                                               501,000,000        19,493,263
---------------------------------------------------------------------------------------------------------------------
Dali Capital SA (ROSBANK) Loan Participation Nts., Series 23, Tranche 1,
8%, 9/30/09 [RUR]                                                                      309,000,000        11,963,331
                                                                                                     ----------------

Total Loan Participations (Cost $42,928,847)                                                              44,477,394

---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--27.8%
---------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.0%
---------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10            2,729,000         2,790,403
---------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                     6,631,000         6,970,839
9% Sr. Unsec. Nts., 7/1/15                                                               6,000,000         6,615,000
---------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                3,777,000         4,017,784
---------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                    4,051,000         4,243,423
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                  3,084,000         3,376,980
---------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                   1,700,000         1,768,000
---------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                              3,975,000         3,498,000
8.25% Sr. Unsec. Nts., 8/1/10                                                            6,600,000         6,765,000
                                                                                                     ----------------

                                                                                                          40,045,429

---------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.1%
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                       7,690,000         8,267,757
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
SGS International, Inc., 12% Sr. Unsec. Sub. Nts., 12/15/13                              2,825,000         3,008,625


                     29 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Education Management LLC/Education Management Corp., 10.25% Sr. Unsec. Sub.
Nts., 6/1/16                                                                       $     3,345,000   $     3,646,050
---------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.7%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts., 2/1/12              1,900,000         1,985,500
---------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                          4,566,000         4,788,593
---------------------------------------------------------------------------------------------------------------------
Buffets, Inc., 12.50% Sr. Unsec. Nts., 11/1/14                                             725,000           757,625
---------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 13                                              4,895,000         4,943,950
---------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 13                     4,600,000         3,887,000
---------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                                     700,000           685,125
8% Sr. Nts., 11/15/13                                                                    1,900,000         1,954,625
---------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 13                                    4,915,000         5,283,625
---------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                          2,022,000         1,991,670
9% Sr. Sub. Nts., 3/15/12                                                                7,132,000         7,470,770
---------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                            3,370,000         3,648,025
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                            5,121,000         5,210,618
---------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.75% Sr. Unsec. Nts., 4/1/13                                                            3,200,000         3,192,000
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                      6,110,000         6,461,325
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                       1,200,000         1,212,000
---------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                     1,670,000         1,653,300
6.375% Sr. Sub. Nts., 7/15/09                                                            3,327,000         3,327,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                     2,330,000         2,335,825
7.125% Sr. Unsec. Sub. Nts., 8/15/14                                                       900,000           918,000
8% Sr. Sub. Nts., 4/1/12                                                                 2,950,000         3,075,375
---------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                              1,000,000           995,000
---------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                            8,839,000         9,280,950
---------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 6.75% Sr. Unsec. Sub. Nts., 3/1/15                           1,665,000         1,623,375
---------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                        6,950,000         7,193,250
---------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 13                                   2,265,000         2,508,488
---------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 2,3,4                                        10,800,000                --
---------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                           3,226,000         3,266,325
9.625% Sr. Nts., 6/1/14                                                                  1,368,000         1,292,760
9.75% Sr. Nts., 4/15/13                                                                  1,050,000         1,005,375
---------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                      10,325,000         9,550,625
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                      1,580,000         1,455,575
---------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                               8,600,000         8,729,000


                     30 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                  $     3,858,000   $     4,103,948
---------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                         1,500,000         1,511,250
---------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                   10,403,000        10,350,985
                                                                                                     ----------------

                                                                                                         127,648,857

---------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                         6,554,000         6,340,995
---------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                          2,738,000         3,030,462
---------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                             2,803,000         2,711,903
---------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                           2,474,000         2,542,035
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                      1,200,000         1,231,500
---------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                         1,971,000         2,084,333
---------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                     2,025,000         1,954,125
---------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                 1,925,000         2,004,406
---------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                      3,570,000         3,561,075
---------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                        3,521,000         3,415,370
                                                                                                     ----------------

                                                                                                          28,876,204

---------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                   3,450,000         3,501,750
---------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 2                                1,955,000         1,935,450
                                                                                                     ----------------

                                                                                                           5,437,200

---------------------------------------------------------------------------------------------------------------------
MEDIA--3.5%
Adelphia Communications Corp.:
7.875% Escrow Shares, Series B, 5/1/09 3,4                                               1,400,000           458,500
8.125% Escrow Shares, Series B, 7/15/03 3,4                                              2,325,000           784,688
8.375% Escrow Shares, Series B, 2/1/08 3,4                                               4,236,000         1,429,650
9.25% Escrow Shares, Series B, 10/1/02 4                                                 6,065,000         2,046,938
9.875% Escrow Shares, Series B, 3/1/08 3,4                                               1,800,000           607,500
10.25% Escrow Shares, Series B, 6/15/11 3,4                                                800,000           280,000
10.875% Escrow Shares, Series B, 10/1/10 3,4                                               200,000            67,500
---------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                      4,246,000         4,373,380
---------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14                                 1,550,000         1,584,875
---------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                       975,000           889,688
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                            5,000,000         4,750,000
---------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 13                                  2,290,000         2,335,800


                     31 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
MEDIA Continued
Charter Communications Holdings II LLC/Charter Communications Holdings II
Capital Corp.:
10.25% Sr. Unsec. Nts., 9/15/10                                                    $     2,650,000   $     2,809,000
10.25% Sr. Unsec. Nts., Series B, 9/15/10                                                6,730,000         7,125,388
---------------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC/Charter Communications
Operating Capital Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 13                       13,129,000        13,736,216
---------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 14                               7,129,000         6,558,680
---------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                                                           900,000           913,500
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                          6,419,000         6,611,570
---------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts., 11/15/09          4,240,000         4,441,400
---------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                  2,509,000         2,631,314
9.875% Sr. Sub. Nts., 8/15/13                                                            4,431,000         4,857,484
---------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 14                                                     3,600,000         3,370,500
8% Unsec. Nts., 11/15/13                                                                14,633,000        15,401,233
---------------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375% Sr. Unsec. Nts.,
6/15/15                                                                                  2,700,000         2,578,500
---------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                          6,188,000         6,242,145
7% Sr. Unsec. Nts., 10/1/13                                                              2,150,000         2,225,250
7.125% Sr. Unsec. Nts., 2/1/16                                                           2,200,000         2,282,500
---------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts., 3/1/14           1,925,000         1,953,875
---------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Nts., 11/15/16 13                                                   6,710,000         6,936,463
---------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                     4,023,000         3,942,540
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                       1,800,000         1,831,500
---------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                       3,233,000         3,180,464
---------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 14                                7,400,000         6,530,500
---------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband Corp.:
8.50% Sr. Nts., 10/15/15 13                                                              4,910,000         5,045,025
8.50% Sr. Unsec. Nts., 10/15/15                                                          1,895,000         1,947,113
---------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                      4,855,000         5,018,856
---------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                             1,900,000         1,676,750
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                     4,775,000         4,369,125
---------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Sub. Disc. Nts., 8/1/16 13,14                                              5,360,000         3,778,800
10% Sr. Nts., 8/1/14 13                                                                  7,265,000         7,955,175
---------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.61% Sr. Sec. Nts., 1/15/13 1,13                          4,225,000         4,425,688


                     32 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
MEDIA Continued
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                               $     5,317,000   $     5,529,680
8.875% Sr. Unsec. Nts., 5/15/11                                                          1,718,000         1,773,835
---------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 13                                 1,600,000         1,628,000
---------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                              10,815,000        10,571,663
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                              10,155,000         9,926,513
6.875% Sr. Nts., 1/15/13                                                                 6,800,000         6,647,000
8.875% Sr. Unsec. Nts., Series A-3, 1/15/16                                              9,910,000        10,578,925
---------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 13                     4,340,000         4,708,900
---------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                           2,992,000         3,100,460
---------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 13                                 1,999,000         2,136,431
---------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                                   14,037,000        12,543,327
---------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                        11,275,000        11,726,000
---------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625% Sr. Unsec. Nts., 8/1/13                             1,360,000         1,371,900
---------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                              3,666,000         3,748,485
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                               3,100,000         3,146,500
---------------------------------------------------------------------------------------------------------------------
Warner Music Group, 7.375% Sr. Sub. Bonds, 4/15/14                                       2,300,000         2,202,250
---------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 14                                 9,185,000         7,072,450
---------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 9.75% Sr. Unsec. Nts., 5/1/14                         2,150,000         2,179,563
                                                                                                     ----------------

                                                                                                         260,576,955

---------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.2%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub. Nts., 3/15/14                       7,700,000         8,306,375
---------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The):
9% Sr. Unsec. Nts., 10/15/15                                                             6,770,000         7,447,000
10.375% Sr. Unsec. Sub. Nts., 10/15/15                                                   2,060,000         2,307,200
                                                                                                     ----------------

                                                                                                          18,060,575

---------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.1%
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                 3,327,000         3,310,365
---------------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 2,3,4                                     4,300,000           580,500
---------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 10.985% Sr. Sec. Nts., 1/15/14 1                                 4,635,000         4,333,725
---------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                        1,650,000         1,670,625
                                                                                                     ----------------
                                                                                                           9,895,215

---------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 13                                                 5,830,000         6,238,100
---------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                6,838,000         7,538,895
---------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 2                                       1,650,000         1,716,000


                     33 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS Continued
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                  $     2,865,000   $     2,714,588
                                                                                                     ----------------

                                                                                                          18,207,583

---------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.4%
---------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc.:
7.25% Sr. Nts., 9/1/16                                                                   1,635,000         1,663,613
8.125% Sr. Sub. Nts., 1/15/12                                                            2,025,000         2,106,000
                                                                                                     ----------------

                                                                                                           3,769,613

---------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                           4,617,000         4,728,634
---------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                        14,744,000        17,788,946
---------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14                          6,697,000         7,299,730
---------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 2,3,4,15                                     8,836,185                --
---------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125% Sr. Sec. Nts., 5/1/10                                             3,801,000         3,924,533
---------------------------------------------------------------------------------------------------------------------
Supervalu, Inc., 7.50% Sr. Nts., 11/15/14                                                2,900,000         3,037,750
                                                                                                     ----------------

                                                                                                          36,779,593

---------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                      1,325,000         1,316,719
8.625% Sr. Sub. Nts., 12/15/12                                                           3,955,000         4,132,975
---------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                  1,838,000         1,842,595
8.875% Sr. Unsec. Nts., 3/15/11                                                            623,000           618,328
---------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                              3,500,000         2,852,500
---------------------------------------------------------------------------------------------------------------------
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11 13                                          5,130,000         5,309,550
---------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% Sr. Nts., 4/1/15 2,5                                                               1,239,000         1,225,061
10.625% Sr. Sub. Nts., 4/1/17 2,5                                                        7,448,000         7,364,210
--------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                     3,336,000         3,386,040
8% Sr. Nts., Series B, 10/15/09 2                                                        1,300,000         1,361,750
                                                                                                     ----------------

                                                                                                          29,409,728

---------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                             2,000,000         1,960,000
---------------------------------------------------------------------------------------------------------------------
Nutro Products, Inc., 10.75% Sr. Sub. Nts., 4/15/14 13                                   1,460,000         1,584,100
---------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr. Unsec. Sub. Nts., 2/1/15                               4,150,000         3,340,750
                                                                                                     ----------------

                                                                                                           6,884,850


                     34 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                         $     3,800,000   $     3,895,000
---------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                 3,092,000         3,246,600
9.375% Sr. Unsec. Sub. Nts., 6/1/11 2                                                    3,588,000         3,727,035
---------------------------------------------------------------------------------------------------------------------
Sally Holdings LLC:
9.25% Sr. Nts., 11/15/14 13                                                              5,467,000         5,644,678
10.50% Sr. Sub. Nts., 11/15/16 13                                                        3,369,000         3,478,493
                                                                                                     ----------------

                                                                                                          19,991,806

---------------------------------------------------------------------------------------------------------------------
TOBACCO--0.1%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                                     8,170,000         8,602,275
---------------------------------------------------------------------------------------------------------------------
ENERGY--2.9%
---------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
Basic Energy Services, Inc., 7.125% Sr. Unsec. Nts., 4/15/16                             1,600,000         1,568,000
---------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                            1,100,000         1,160,500
---------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                             807,000           815,070
---------------------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Unsec. Nts., 4/15/13                                               1,920,000         1,843,200
---------------------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Unsec. Nts., 2/15/14                                        1,590,000         1,685,400
---------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                         3,281,000         3,342,519
                                                                                                     ----------------

                                                                                                          10,414,689

---------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.7%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                         3,281,000         3,244,089
---------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                             1,635,000         1,692,225
---------------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                                          870,000           870,000
---------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                          2,000,000         2,000,000
6.875% Sr. Unsec. Nts., 1/15/16                                                          6,473,000         6,586,278
---------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13                               640,000           604,800
---------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                                6,345,000         6,233,963
---------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Unsec. Nts., 3/1/16                                          950,000           988,000
---------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                            9,966,000        10,464,300
---------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                 3,570,000         3,641,400
---------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                      900,000           915,750
---------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                      2,775,000         2,781,938
---------------------------------------------------------------------------------------------------------------------
Gaz Capital SA, 8.625% Sr. Unsec. Nts., 4/28/34 13                                      13,740,000        17,690,250
---------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16                            1,535,000         1,619,425
---------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                        15,594,000        16,895,990
---------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.875% Sr. Unsec. Nts., 12/15/13                                      1,620,000         1,545,075
---------------------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 13                                                 8,195,000         7,963,336


                     35 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                      $     3,600,000   $     3,618,000
---------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25% Sr. Unsec.
Nts., 9/15/15                                                                              640,000           641,010
---------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                          3,377,000         3,452,983
---------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 13                   25,794,346        25,257,204
---------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 7.875% Sr. Unsec. Sub. Nts., 5/1/13                                  1,610,000         1,630,125
---------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                     5,314,000         5,740,549
---------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                4,200,000         4,158,000
---------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                            2,465,000         2,440,350
7.50% Sr. Sub. Nts., 5/15/16                                                             6,525,000         6,753,375
---------------------------------------------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13 13                                                         4,380,000         4,423,800
7.50% Sr. Sec. Nts., 11/30/16 13                                                         8,760,000         8,847,600
---------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                     3,150,000         2,961,000
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                     1,000,000         1,001,250
---------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 13                                        3,265,000         3,346,625
---------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                          1,925,000         2,083,813
---------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 13                                            17,587,000        17,587,000
---------------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Unsec. Nts., 11/1/12                                                           2,450,000         2,495,938
6.625% Sr. Unsec. Nts., 11/1/15                                                          3,750,000         3,815,625
---------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                                                              2,000,000         1,975,000
7.25% Sr. Unsec. Sub. Nts., 5/1/13                                                         600,000           592,500
---------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                      9,762,000        10,274,505
8.75% Unsec. Nts., 3/15/32                                                               3,825,000         4,427,438
---------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 2                               1,100,000         1,109,625
                                                                                                     ----------------
                                                                                                         204,370,134

---------------------------------------------------------------------------------------------------------------------
FINANCIALS--5.3%
---------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Berry Plastics Holding Corp.:
8.875% Sr. Sec. Nts., 9/15/14                                                            2,450,000         2,517,375
9.23% Sr. Sec. Nts., 9/15/14 1                                                           2,450,000         2,523,500
---------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                          1,956,000         2,053,800
8% Sr. Nts., 6/15/11                                                                     2,710,000         2,865,825


                     36 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS Continued
HBOS Treasury Services plc:
4.375% Sr. Sec. Nts., 7/13/16 [EUR]                                                     22,785,000   $    30,590,778
4.50% Sr. Sec. Nts., 7/13/21 [EUR]                                                      21,320,000        28,636,423
                                                                                                     ----------------

                                                                                                          69,187,701

---------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.6%
African Development Bank, 9.25% Bonds, 1/18/08 [NGN]                                   777,800,000         6,213,282
---------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds, 7/15/14 [EUR]                      5,900,000         7,879,513
---------------------------------------------------------------------------------------------------------------------
Banco BMG SA, 9.15% Nts., 1/15/16 13                                                    16,590,000        17,834,250
---------------------------------------------------------------------------------------------------------------------
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21 1,2                                  5,190,000         5,177,025
---------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 2                                                 4,012,000         4,137,375
---------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
11.601% Sr. Unsec. Nts., 1/12/10 2,7                                                    21,550,000        13,156,275
12.278% Sr. Unsec. Nts., 3/9/09 2,7                                                     16,420,000        11,249,342
9.751% Sr. Unsec. Nts., 7/8/09 2,7                                                      16,420,000        11,863,450
---------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., 6.375% Bonds, 4/30/22 1,13                                             10,030,000         9,959,650
---------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 1 [BRR]                                                              7,210,000         3,523,112
7.889% Nts., 1/25/12 1 [COP]                                                         6,412,857,194         3,090,475
---------------------------------------------------------------------------------------------------------------------
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10 13                            6,285,000         6,567,825
---------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 2,3,4                      4,970,000                --
---------------------------------------------------------------------------------------------------------------------
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.175% Nts., 5/16/13 13                  5,880,000         6,225,450
---------------------------------------------------------------------------------------------------------------------
Salisbury International Investments Ltd., 9.51% Sec. Nts., Series 2006-003,
Tranche E, 7/20/11 1,2                                                                   4,800,000         4,800,000
---------------------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 13                                               6,390,000         6,621,638
                                                                                                     ----------------

                                                                                                         118,298,662

---------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.0%
Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 2                                         615,000           636,525
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
Astana-finance:
7.625% Unsec. Bonds, 2/16/09                                                             4,245,000         4,262,426
9% Sr. Unsec. Unsub. Bonds, 11/16/11                                                     3,300,000         3,368,987
---------------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 2                              17,723,587        18,698,384
---------------------------------------------------------------------------------------------------------------------
Cloverie plc, 9.60% Sec. Nts., Series 2005-93, 12/20/10 1,2                              6,400,000         6,451,200
---------------------------------------------------------------------------------------------------------------------
Depfa ACS Bank, 3.50% Sec. Nts., 3/16/11 [EUR]                                           8,055,000        10,509,247
---------------------------------------------------------------------------------------------------------------------
Halyk Savings Bank Kazakhstan Europe BV, 7.75% Nts., 5/13/13 13                          3,035,000         3,198,131
---------------------------------------------------------------------------------------------------------------------
JP Morgan Hipotecaria su Casita, 6.56% Sec. Nts., 8/26/35 5,13 [MXN]                    24,775,500         2,244,513
---------------------------------------------------------------------------------------------------------------------
JPMorgan, Red Square Capital Ltd., 9% CDO Nts., 11/20/08 5 [RUR]                       217,000,000         8,267,812
---------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                      3,075,000         3,151,875
---------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 13                                                4,815,000         5,043,713


                     37 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Piazza Vittoria Finance SrL, 4.454% Asset-Backed Nts., 7/20/10 1 [EUR]                  22,901,830   $    30,535,161
---------------------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 14                             14,015,000         5,901,128
---------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                           1,000,000         1,036,250
10.11% Sr. Unsec. Nts., 5/1/10 1                                                         1,000,000         1,036,250
                                                                                                     ----------------

                                                                                                         103,705,077

---------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.1%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 1                                              4,011,000         4,316,839
---------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts LP, 6.875% Sr. Unsub. Nts., 11/1/14                                  875,000           892,500
---------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                                     3,825,000         3,815,438
---------------------------------------------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp., 6.75% Sr. Nts., 4/1/17                            1,835,000         1,908,400
                                                                                                     ----------------

                                                                                                          10,933,177

---------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.3%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 2                                   7,210,000         7,642,600
---------------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27 2                                    5,054,000         5,331,970
---------------------------------------------------------------------------------------------------------------------
WM Covered Bond Program:
3.875% Sec. Nts., Series1, 9/27/11 [EUR]                                                26,380,000        34,705,175
4% Sec. Mtg. Nts., Series 2, 9/27/16 [EUR]                                              37,290,000        48,454,235
                                                                                                     ----------------

                                                                                                          96,133,980

---------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.0%
---------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.0%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14                             1,605,000         1,488,638
---------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12 2                      2,000,000         2,095,000
---------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                      2,359,000         2,518,233
                                                                                                     ----------------

                                                                                                           4,613,233

---------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.9%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                     2,796,000         3,005,700
---------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                     3,231,000         3,344,085
---------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                          3,330,000         3,346,650
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                      5,260,000         5,345,475
---------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                             4,067,000         4,128,005
---------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 [DEM]                      1,700,000         1,185,843
---------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Securities,
6/15/11                                                                                  2,888,000         3,046,840
---------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                     1,450,000         1,547,875


                     38 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
HCA, Inc., 6.375% Nts., 1/15/15                                                    $    12,983,000   $    11,116,694
---------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., 10.75% Sr. Nts., 6/15/16 13                                           2,545,000         2,780,413
---------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                            1,295,000         1,306,331
6.875% Sr. Sub. Nts., 12/15/15                                                           1,620,000         1,642,275
---------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                         1,605,000         1,637,100
---------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                4,858,000         4,396,490
---------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                 3,170,000         2,979,800
7.375% Nts., 2/1/13                                                                        118,000           110,183
9.875% Sr. Nts., 7/1/14                                                                  7,634,000         7,748,510
---------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                                100,000           107,250
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                       100,000           112,000
---------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 14                  9,391,000         7,677,143
                                                                                                     ----------------

                                                                                                          66,564,662

---------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.8%
---------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.3%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                   3,200,000         3,216,000
---------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts., 5/1/11                                  2,047,000         2,110,989
---------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8% Sr. Nts., 11/15/14 13                                               1,535,000         1,596,400
---------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                  3,735,000         3,791,025
7.625% Sr. Sub. Nts., 2/1/18                                                             1,110,000         1,159,950
---------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                            4,059,000         3,962,599
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                     1,800,000         1,777,500
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                          2,215,000         2,206,694
7.625% Sr. Sub. Nts., 6/15/12                                                              600,000           621,000
                                                                                                     ----------------

                                                                                                          20,442,157

---------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 2,3,4                                   11,115,000                --
---------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                 2,411,000         2,519,495
---------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                 2,407,000         2,476,201
---------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12                  2,860,000         2,888,600
---------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                       2,850,000         2,785,875
                                                                                                     ----------------

                                                                                                          10,670,171


                     39 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Allied Waste North America, Inc.:
7.375% Sr. Sec. Nts., Series B, 4/15/14 12                                         $     8,000,000   $     8,160,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                     267,000           283,020
---------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 2,3,4                    3,462,000                --
---------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.50% Sr. Nts., 2/1/15 13                                                 2,441,000         2,550,845
---------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                              3,200,000         3,152,000
---------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                      3,335,000         3,351,675
7.50% Sr. Nts., 5/1/11                                                                   1,500,000         1,548,750
---------------------------------------------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec. Nts., 10/1/16                                     2,150,000         2,268,250
                                                                                                     ----------------

                                                                                                          21,314,540

---------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.3%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                        360,000           359,100
---------------------------------------------------------------------------------------------------------------------
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 13                                    16,001,489        18,881,757
                                                                                                     ----------------

                                                                                                          19,240,857

---------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                             550,000           565,125
---------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 2 [BRR]                              8,285,000         4,704,873
---------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                             1,662,000         1,753,410
                                                                                                     ----------------

                                                                                                           7,023,408

---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Covalence Specialty Materials Corp., 10.25% Sr. Sub. Nts., 3/1/16 13                     3,650,000         3,668,250
---------------------------------------------------------------------------------------------------------------------
MACHINERY--0.2%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14                                   2,550,000         2,664,750
---------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 13                                         2,714,000         2,537,590
---------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                   2,990,000         3,049,800
---------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13                                        650,000           666,250
---------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                     4,055,000         3,953,625
---------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                        2,050,000         2,039,750
                                                                                                     ----------------

                                                                                                          14,911,765

---------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.75% Sr. Nts., 5/15/16 13                                                               1,595,000         1,630,888
7.86% Sr. Nts., 5/15/14 1,13                                                               640,000           656,000
---------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                                             940,000         1,017,550
10.50% Sr. Unsec. Sub. Nts., 1/1/16                                                      4,255,000         4,871,975


                     40 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ROAD & RAIL Continued
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                    $     2,125,000   $     2,183,438
---------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                972,000           967,140
7.50% Sr. Unsec. Nts., 11/1/13                                                             232,000           236,640
---------------------------------------------------------------------------------------------------------------------
TDS Investor Corp., 11.875% Sr. Sub. Nts., 9/1/16 13                                     4,400,000         4,845,500
                                                                                                     ----------------

                                                                                                          16,409,131

---------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
Ashtead Capital, Inc., 9% Nts., 8/15/16 13                                               1,650,000         1,765,500
---------------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Unsec. Nts., 7/15/16                            1,815,000         1,937,513
---------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                                    1,645,000         1,706,688
---------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                         15,909,000        15,948,773
                                                                                                     ----------------

                                                                                                          21,358,474

---------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.8%
---------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
NXP BV/NXP Funding LLC, 9.50% Sr. Bonds, 10/15/15 13                                    12,810,000        13,290,375
---------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 3,4                  12,679,000               127
                                                                                                     ----------------

                                                                                                          13,290,502

---------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
RBS Global & Rexnord Corp.:
9.50% Sr. Nts., 8/1/14 13                                                                1,980,000         2,069,100
11.75% Sr. Sub. Nts., 8/1/16 13                                                          3,215,000         3,468,181
                                                                                                     ----------------

                                                                                                           5,537,281

---------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 2,3,4 [EUR]                       2,116,376                --
---------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 2,3,4                       2,081,799                --
---------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 2,3,4 [EUR]                                6,650,000                --
                                                                                                     ----------------

                                                                                                                  --

---------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts.,
Series B, 2/15/13 2                                                                      4,340,000         4,643,800
---------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Unsec. Sub. Nts., 5/15/14                             1,900,000         1,957,000
---------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                                        4,182,000         4,286,550
---------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13                                                          4,370,000         4,708,675
10.25% Sr. Unsec. Sub. Nts., 8/15/15                                                     8,150,000         8,934,438
                                                                                                     ----------------

                                                                                                          24,530,463


                     41 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
Conexant Systems, Inc., 9.11% Sr. Sec. Nts., 11/15/10 1,13                         $     1,535,000   $     1,592,563
---------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 10.125% Sr. Sub. Nts., 12/15/16 13                       13,398,000        13,498,485
                                                                                                     ----------------

                                                                                                          15,091,048

---------------------------------------------------------------------------------------------------------------------
MATERIALS--2.8%
---------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.6%
BCP Crystal US Holdings Corp., 9.625% Sr. Sub. Nts., 6/15/14                             4,153,000         4,738,241
---------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., 0%/10.50% Sr. Unsec.
Disc. Nts., Series B, 10/1/14 14                                                         3,290,000         3,072,038
---------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                           4,644,000         4,864,590
10.125% Sr. Unsec. Nts., 9/1/08                                                            118,000           124,785
10.625% Sr. Unsec. Nts., 5/1/11                                                          1,351,000         1,432,060
---------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp., 10.75% Sr. Sub. Nts., 10/15/16                                       4,910,000         4,738,150
---------------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
7.875% Sr. Unsec. Sub. Nts., 11/13/14 13                                                   875,000           908,906
8.375% Sr. Sub. Nts., 1/1/15 1,13                                                        1,811,000         1,847,220
---------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                                          706,000           792,485
11.625% Sr. Unsec. Nts., 10/15/10                                                           76,000            82,745
---------------------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 13                                         3,650,000         3,513,125
---------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts., 8/15/14                                     1,090,000         1,133,600
---------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 14                     2,650,000         2,242,563
---------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
8% Sr. Unsec. Nts., 9/15/14                                                              4,590,000         4,830,975
8.25% Sr. Unsec. Nts., 9/15/16                                                           2,450,000         2,633,750
10.50% Sr. Sec. Nts., 6/1/13                                                             3,875,000         4,262,500
---------------------------------------------------------------------------------------------------------------------
Mosaic Global Holdings, Inc.:
7.375% Sr. Nts., 12/1/14 13                                                              1,230,000         1,288,425
7.625% Sr. Nts., 12/1/16 13                                                              1,230,000         1,303,800
---------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                                                            1,350,000         1,377,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                                      875,000           927,500
---------------------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Unsec. Nts., 12/1/12                1,406,000         1,497,390
                                                                                                     ----------------

                                                                                                          47,611,848

---------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs. 13,16                               16,520,000        16,322,190
---------------------------------------------------------------------------------------------------------------------
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 14                                  5,990,000         4,372,700
                                                                                                     ----------------

                                                                                                          20,694,890


                     42 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.1%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                               $     4,500,000   $     4,483,125
---------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                           3,810,000         3,981,450
---------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                          1,300,000         1,326,000
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                    6,614,000         6,779,350
---------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                  5,738,000         5,996,210
9.50% Sr. Sub. Nts., 8/15/13                                                             2,555,000         2,730,656
---------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                                  3,950,000         3,969,750
---------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                           1,206,000         1,287,405
---------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                             2,792,000         2,896,700
8.25% Sr. Unsec. Nts., 5/15/13                                                           1,618,000         1,694,855
8.75% Sr. Sec. Nts., 11/15/12                                                            7,702,000         8,144,865
8.875% Sr. Sec. Nts., 2/15/09 2                                                          5,700,000         5,842,500
---------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.85% Sr. Sec. Nts., 6/15/09 4,15                                         2,270,341         2,582,513
---------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                               6,158,000         5,272,788
---------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 8.375% Sr. Nts., 7/1/12                                           3,145,000         3,168,588
---------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 13                                        960,000         1,080,000
---------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                       6,543,000         6,567,536
---------------------------------------------------------------------------------------------------------------------
Vitro SA de CV:
8.625% Sr. Unsec. Unsub. Nts., 2/1/12 13                                                 4,970,000         5,044,550
9.125% Sr. Unsec. Nts., 2/1/17 13                                                        8,445,000         8,613,900
                                                                                                     ----------------

                                                                                                          81,462,741

---------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.5%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                           3,768,000         3,848,070
7.875% Sr. Unsec. Nts., 2/15/09                                                            689,000           692,445
---------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                                   11,640,000        13,415,100
8.875% Nts., 11/17/14 13                                                                 1,745,000         2,011,113
---------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                     2,055,000         2,121,788
---------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Unsec. Sub. Nts., Series B, 12/1/15                   1,970,000         1,999,550
---------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 2,3,4               1,586,000                --
---------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                      1,000,000         1,070,000
---------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                            2,974,000         3,286,380
---------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 2                                 2,172,000         2,367,480
---------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15 1                                          7,180,000         7,628,750
---------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                            2,125,000         2,175,469
---------------------------------------------------------------------------------------------------------------------
United States Steel Corp., 9.75% Sr. Nts., 5/15/10                                       1,949,000         2,056,195
                                                                                                     ----------------

                                                                                                          42,672,340


                     43 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts., 4/1/15            $     3,900,000   $     3,685,500
---------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.:
8.55% Nts., 8/1/10                                                                       1,925,000         1,958,688
8.85% Unsec. Bonds, 8/1/30                                                               1,200,000         1,074,000
---------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                      1,500,000         1,575,000
---------------------------------------------------------------------------------------------------------------------
Catalyst Paper Corp., 8.625% Sr. Unsec. Nts., Series D, 6/15/11                          1,100,000         1,122,000
---------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                                       1,400,000         1,400,000
---------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 13,15 [EUR]                                    1,223,736         1,761,412
---------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                      1,665,000         1,677,488
---------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                  2,600,000         2,528,500
---------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verson Paper, Inc.:
9.11% Sr. Sec. Nts., 8/1/14 1,13                                                         1,975,000         2,034,250
11.375% Sr. Sub. Nts., 8/1/16 13                                                         1,975,000         2,078,688
                                                                                                     ----------------

                                                                                                          20,895,526

---------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.6%
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13 13                                 12,700,000        12,668,250
---------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/09 2,4                   6,401,538                --
---------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Nts., 6/15/16 13                                       1,855,000         2,114,700
---------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 1                                                                4,000,000         4,190,000
8.625% Sr. Nts., 1/15/15                                                                 3,595,000         3,864,625
---------------------------------------------------------------------------------------------------------------------
Level 3 Financing, Inc.:
8.75% Sr. Nts., 2/15/17 13                                                               3,095,000         3,133,688
9.25% Sr. Nts., 11/1/14 13                                                               5,620,000         5,802,650
---------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings ApS, 8.875% Sr. Nts., 5/1/16 13                            1,590,000         1,709,250
---------------------------------------------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                                  1,475,000         1,563,500
---------------------------------------------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Nts., 6/15/16 13                                                                  3,280,000         3,628,500
9% Sr. Unsec. Nts., 8/15/14                                                              5,470,000         5,948,625
---------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                                                        2,200,000         2,263,250
7.90% Unsec. Nts., 8/15/10                                                               5,197,000         5,443,858
---------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub. Nts., 2/15/11 1          1,500,000         1,543,125
---------------------------------------------------------------------------------------------------------------------
Qwest Corp.:
7.50% Sr. Unsec. Nts., 10/1/14                                                           3,275,000         3,471,500
8.875% Unsec. Unsub. Nts., 3/15/12                                                      13,690,000        15,195,900
---------------------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 2 [PEN]                            20,898,900         7,328,898
---------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 2,3,4                                           5,035,000                --


                     44 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14          $     7,670,000   $     8,245,250
---------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts., 2/15/15            1,665,000         1,802,363
---------------------------------------------------------------------------------------------------------------------
West Corp.:
9.50% Sr. Nts., 10/15/14 13                                                              3,480,000         3,619,200
11% Sr. Sub. Nts., 10/15/16 13                                                           1,450,000         1,537,000
---------------------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                                    2,445,000         2,658,938
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                                    2,445,000         2,686,444
                                                                                                     ----------------

                                                                                                         100,419,514

---------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                    200,000           211,821
11% Sr. Unsec. Nts., 7/31/10                                                               118,000           126,126
---------------------------------------------------------------------------------------------------------------------
America Movil SAB de CV, 8.46% Bonds, 12/18/362 [MXN]                                   31,700,000         2,907,443
---------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                  1,123,000         1,194,591
---------------------------------------------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                           750,000           776,250
7.50% Sr. Nts., 5/1/12                                                                   3,247,000         3,384,998
---------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 2,3,4                        21,702,000                --
---------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications Corp., 10.125%
Sr. Nts., 6/15/13                                                                        6,810,000         7,388,850
---------------------------------------------------------------------------------------------------------------------
Cricket Communications, Inc., 9.375% Sr. Nts., 11/1/14 13                                2,905,000         3,093,825
---------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                             1,010,000         1,076,913
---------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                                 3,294,000         3,409,290
9.61% Sr. Unsec. Nts., 10/15/12 1                                                          955,000           987,231
---------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15 12                       18,460,000        19,110,715
---------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                                             200,000           208,918
---------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                                                 4,931,000         5,368,626
8% Sr. Sub. Nts., 12/15/12                                                               3,844,000         4,093,860
---------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                                            10,663,000        11,036,205
9.875% Sr. Nts., 2/1/10                                                                  5,468,000         5,796,080
---------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                               19,957,000        23,605,259
                                                                                                     ----------------

                                                                                                          93,777,001


                     45 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
UTILITIES--2.2%
---------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.1%
Edison Mission Energy:
7.50% Sr. Unsec. Nts., 6/15/13                                                     $     1,610,000   $     1,670,375
7.75% Sr. Unsec. Nts., 6/15/16                                                           2,255,000         2,362,113
---------------------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B, 12/30/11                      388,000           398,409
---------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12 13                                                              4,010,000         4,117,268
8.80% Sr. Nts., 1/30/17 13                                                               5,005,000         5,329,074
---------------------------------------------------------------------------------------------------------------------
Majapahit Holding BV:
7.25% Nts., 10/17/11 13                                                                  7,110,000         7,323,300
7.75% Nts., 10/17/16 13                                                                  6,565,000         6,909,663
---------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                     10,991,000        11,980,190
---------------------------------------------------------------------------------------------------------------------
National Power Corp.:
5.875% Unsec. Unsub. Bonds, 12/19/16 [PHP]                                             402,300,000         8,337,824
6.875% Nts., 11/2/16 13                                                                  5,203,000         5,326,571
9.625% Unsec. Bonds, 5/15/28                                                            11,790,000        14,929,088
---------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.:
6.75% Sr. Sec. Nts., 12/15/14                                                              900,000           955,125
9.25% Sr. Sec. Nts., 7/15/10                                                             1,970,000         2,085,738
9.50% Sr. Sec. Nts., 7/15/13                                                             4,460,000         4,878,125
---------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                                 6,894,000         7,071,872
                                                                                                     ----------------

                                                                                                          83,674,735

---------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.0%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 13                                         8,898,000         9,520,860
---------------------------------------------------------------------------------------------------------------------
AES Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 2                              3,330,000         3,446,550
---------------------------------------------------------------------------------------------------------------------
AES Panama SA, 6.35% Sr. Nts., 12/21/16 13                                               4,040,000         4,036,619
---------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19 2                              2,598,896         2,839,294
---------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                    3,130,000         3,153,475
8.75% Sr. Nts., 2/15/12                                                                  3,496,000         3,731,980
---------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                                                           13,900,000        14,317,000
9.125% Sr. Unsec. Nts., 5/1/31                                                           2,700,000         2,889,000
---------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates, Series A, 6/30/12        3,374,590         3,574,956
---------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17                                                                 7,650,000         7,869,938
7.375% Sr. Nts., 2/1/16                                                                 14,525,000        14,960,750
                                                                                                     ----------------

                                                                                                          70,340,422


                     46 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                       $     1,300,000   $     1,316,587
---------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                  1,318,000         1,359,188
7.75% Sr. Nts., 8/1/10                                                                   1,650,000         1,757,250
8.50% Sr. Nts., 4/15/11                                                                  2,407,000         2,629,648
---------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                          670,000           661,922
                                                                                                     ----------------

                                                                                                           6,408,008
                                                                                                     ----------------

Total Corporate Bonds and Notes (Cost $2,079,973,920)                                                  2,078,216,452

                                                                                            SHARES
---------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.3%
---------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 2,3,15                                338,141                --
---------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 2,3               43,000                --
---------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 2,3,15                                     5,773                --
---------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc.:
14.25% Cum., Non-Vtg. 2,3,15                                                                 1,873        14,612,366
9.75% Cv., Series AI 2,3,15                                                                     --             2,964
---------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 2,15                                        8,850         1,830,844
---------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 2                            61,550         9,592,568
                                                                                                     ----------------

Total Preferred Stocks (Cost $39,339,595)                                                                 26,038,742

---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.7%
---------------------------------------------------------------------------------------------------------------------
Adelphia Contingent Value Vehicle 2,3                                                   16,390,588         1,639,059
---------------------------------------------------------------------------------------------------------------------
Arco Capital Corp. Ltd. 2,3                                                              2,383,674        35,755,110
---------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. 2,3                                                                      32,791           491,865
---------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 2,3                                                        56,470                --
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                              7,553         1,560,676
---------------------------------------------------------------------------------------------------------------------
Okumura Corp.                                                                              267,000         1,454,336
---------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 2,3                                                                  799,833                --
---------------------------------------------------------------------------------------------------------------------
Societe des Autoroutes Paris-Rhin-Rhone                                                     13,252         1,207,262
---------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc., Cl. A 3                                                           248,277         9,302,939
---------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 2,3                                                                         16,235               162
                                                                                                     ----------------

Total Common Stocks (Cost $51,987,698)                                                                    51,411,409

                                                                                             UNITS
---------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
---------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. Wts., Exp. 2/28/11 3                                                      4,020            28,846
---------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 2,3                                         800                --
---------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 2,3                                     4,560                --


                     47 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                             UNITS        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
---------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 4/15/20 2,3                 9,035   $       329,778
                                                                                                     ----------------

Total Rights, Warrants and Certificates (Cost $30,592)                                                       358,624

                                                                                         PRINCIPAL
                                                                                            AMOUNT
---------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--16.8%
---------------------------------------------------------------------------------------------------------------------
Aiolos Ltd. Catastrophe Linked Nts., 8.484%, 4/8/09 1,13 [EUR]                           4,850,000         6,464,755
---------------------------------------------------------------------------------------------------------------------
Calabash Re Ltd. Catastrophe Linked Nts., Cl. A-1, 13.86%, 6/1/09 1,13                   6,250,000         6,465,313
---------------------------------------------------------------------------------------------------------------------
Cascadia Ltd. Catastrophe Linked Nts.:
8.465%, 6/13/08 1,13                                                                     2,750,000         2,744,473
9.36%, 8/31/09 1                                                                         3,950,000         3,988,315
---------------------------------------------------------------------------------------------------------------------
Cat-Mex Ltd. Catastrophe Linked Nts., Cl. A, 7.71%, 5/19/09 1,13                         7,200,000         7,215,480
---------------------------------------------------------------------------------------------------------------------
Champlain Ltd. Catastrophe Linked Nts., Series A, 18.11%, 1/7/09 1                       5,250,000         5,272,444
---------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 11.083%, 5/22/08 2,17 [ARP]                 10,355,000         9,263,109
Argentina (Republic of) Credit Linked Nts., 4%, 5/18/09 2 [ARP]                          4,756,000         4,253,426
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]               21,585,000        10,323,671
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]               33,875,000        16,201,730
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 14.809%, 1/5/10 7 [BRR]         18,237,724         6,528,508
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.427%, 1/2/09 7 [BRR]         17,433,522         6,968,586
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.728%, 1/3/08 7 [BRR]         15,201,753         6,778,847
Colombia (Republic of) Credit Linked Bonds, 11%, 7/24/20 [COP]                       7,230,000,000         3,557,148
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]             4,311,848,685         2,341,649
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                10,085,000,000         5,476,892
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                 8,162,000,000         4,432,563
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                 6,891,000,000         3,742,317
Dominican Republic Credit Linked Nts., 10.105%, 7/2/07 (linked to Dominican
Republic Treasury Bills) 7 [DOP]                                                        58,700,000         1,774,663
Dominican Republic Credit Linked Nts., 14.608%, 5/14/07 (linked to Dominican
Republic Treasury Bills) 7 [DOP]                                                       142,700,000         4,382,191
Dominican Republic Credit Linked Nts., 22%, 10/3/11 [DOP]                              100,200,000         3,922,389
Dominican Republic Credit Linked Nts., Series II, 15.603%, 4/23/07 (linked to
Dominican Republic Treasury Bills) 7 [DOP]                                              56,010,000         1,722,840
Dominican Republic Unsec. Credit Linked Nts., 11.648%, 9/24/07 (linked to
Dominican Republic Treasury Bills) 7 [DOP]                                             272,500,000         8,059,345
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12 (linked to Dominican
Republic Treasury Bills) [DOP]                                                         167,200,000         5,225,685
Dominican Republic Unsec. Credit Linked Nts., 15.638%, 4/30/07 (linked to
Dominican Republic Treasury Bills) 7 [DOP]                                              50,870,000         1,564,736
Dominican Republic Unsec. Credit Linked Nts., 9.696%, 3/10/08 (linked to
Dominican Republic Treasury Bills) 7 [DOP]                                             117,920,000         3,302,088
Dominican Republic Unsec. Credit Linked Nts., Series II, 15.736%, 4/30/07
(linked to Dominican Republic Treasury Bills) 7 [DOP]                                  111,530,000         3,424,988


                     48 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
---------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.: Continued
Egypt (The Arab Republic of) Credit Linked Nts., 8.226%, 6/28/07 (linked to
Egyptian Treasury Bills) 2,7 [EGP]                                                      21,630,000   $     3,720,569
Egypt (The Arab Republic of) Credit Linked Nts., 8.70%, 7/12/07 (linked to
Egyptian Treasury Bills) 2,7 [EGP]                                                      32,570,000         5,584,629
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.376%, 2/28/08 (linked
to Egyptian Treasury Bills) 2,7 [EGP]                                                   31,710,000         5,162,892
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%, 2/16/08 [EGP]            23,760,000         4,188,684
Nigeria (Federal Republic of) Credit Linked Nts., 12.474%, 7/22/07 7 [NGN]             907,570,000         6,911,576
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11 [NGN]               1,761,000,000        15,723,893
Nigeria (Federal Republic of) Credit Linked Nts., Series II, 14.50%, 4/4/11 [NGN]    1,281,000,000        11,469,430
Rusfinans Bank Unsec. Credit Linked Nts., 7.50%, 7/2/07 1,2 [RUR]                      186,900,000         7,246,862
Russian Federation Credit Linked Nts., 7.65%, 12/4/08 1,2 [RUR]                         74,850,000         2,916,638
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]                          6,470,000         1,391,965
Zambia (Republic of) Credit Linked Nts., 8.833%, 2/21/08 (linked to Zambian
Treasury Bills) 7 [ZMK]                                                             22,485,000,000         4,800,149
---------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10 1,5 [UAH]                       16,740,000         3,439,798
EES Total Return Linked Nts., 7.10%, 12/12/08 1 [RUR]                                  130,700,000         5,047,643
Gazprom Total Return Linked Nts., 6.79%, 10/29/09 [RUR]                                259,410,000        10,288,286
Gazprom Total Return Linked Nts., Series 002, 6.95%, 8/6/09 [RUR]                      254,480,000         9,960,447
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11 [IDR]                68,000,000,000         8,266,490
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 1,2 [RUR]                   232,499,000         9,039,525
Moitk Total Return Linked Nts., 8.966%, 3/26/11 1 [RUR]                                208,910,000         8,043,999
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 2 [RUR]             211,690,000         9,153,118
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 [RUR]                 221,305,000         9,452,938
NAK Naftogaz of Ukraine, Credit Linked Nts., 5%, 1/20/09                                14,060,000        14,534,947
Orenburgskaya IZHK Total Return Linked Nts., 9.24%, 2/21/12 1 [RUR]                    399,160,000        15,361,820
Rurail Total Return Linked Nts., 6.67%, 1/22/09 1 [RUR]                                180,700,000         6,957,783
Russian Unified Energy Systems Credit Linked Nts., Series Fbi 108, 8.80%,
12/20/07 [RUR]                                                                         553,980,000        22,036,695
South African Rand Interest Bearing Linked Nts., Series Fbi 43, 5.245%, 5/23/22 1       14,280,000        14,007,252
Turkey (Republic of) Credit Linked Nts., Series EMG 59, 21.41%, 7/16/08 7 [TRY]         20,770,000        11,793,570
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09 [UAH]         15,823,000         3,477,574
Vietnam Shipping Industry Group Total Return Linked Nts., 10.50%, 1/19/17 2 [VND]   50,978,000,000         3,354,270
---------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., Series 2, 20.853%, 7/16/08 7 [TRY]             25,240,000        14,331,714
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09 [UAH]          4,771,000         1,048,569
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09 [UAH]         30,720,000         6,751,632


                     49 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
---------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 11.077%, 12/21/11 [ARP]                     19,110,000   $    16,897,588
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit
Linked Nts., 9.09%, 1/5/11 2 [MXN]                                                      68,645,052         6,203,288
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit
Linked Nts., 9.65%, 1/5/11 2 [MXN]                                                      44,983,969         4,080,375
Borhis Total Return Linked Nts., 6.45%, 3/15/34 [MXN]                                   15,380,000         5,152,560
Brazil Real Credit Linked Nts., 13.882%, 3/3/10 7 [BRR]                                 33,618,120        14,899,144
Brazil Real Credit Linked Nts., 6%, 8/18/10 [BRR]                                       10,875,000         8,240,879
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/15/14 2 [COP]                   8,506,000,000         4,575,627
Egypt (The Arab Republic of) Credit Linked Nts., 9.381%, 2/5/08 (linked to
Egyptian Treasury Bills) 2,7 [EGP]                                                      21,850,000         3,563,895
Egypt (The Arab Republic of) Total Return Linked Nts., 10.029%, 9/12/07 (linked
to Egyptian Treasury Bills) 2,7 [EGP]                                                   43,250,000         7,268,885
European Investment Bank, Russian Federation Credit Linked Nts., 5.502%, 1/19/10 7       5,580,000         4,894,776
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 2                                           10,039,572        10,090,081
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I, 7.25%, 3/20/09 [KZT]    1,345,160,000        10,836,467
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                               6,080,000         6,207,680
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/15/13                  6,200,533         7,845,535
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09 [NGN]                352,600,000         2,904,300
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09 [NGN]                   474,000,000         4,100,961
OAO Gazprom I Credit Nts., 9.22%, 10/20/07                                               7,455,000         7,919,465
OAO Gazprom II Credit Nts., 8.97%, 4/20/07                                               7,455,000         7,774,541
Peru (Republic of) Credit Linked Nts., 6.665%, 2/20/11 1                                 7,790,000         7,961,857
RosSelkhoz Bank Total Return Linked Nts., 6.926%, 2/22/08 7 [RUR]                      211,690,000         7,653,913
Russian Federation Credit Linked Nts., 0%, 12/2/09 7 [RUR]                             155,437,000         6,400,914
Russian Federation Credit Linked Nts., 6.942%, 2/22/08 7 [RUR]                         289,400,000        10,465,842
Russian Federation Credit Linked Nts., 7.176%, 2/21/08 7 [RUR]                         140,200,000         5,069,104
Russian Federation Total Return Linked Nts., Series II, 9%, 4/22/11 [RUR]             191,850,000          8,234,062
Russian Railways Total Return Linked Bonds, 6.67%, 1/26/09 1 [RUR]                     260,450,000        10,033,538
Russian Unified Energy Systems Total Return Linked Nts., Series FSK3, 7.10%,
12/16/08 1 [RUR]                                                                       185,560,000         7,309,310
Sberbank Total Return Linked Nts., 6.588%, 2/27/08 7 [RUR]                             282,230,000        10,199,161
Sberbank Total Return Linked Nts., 6.593%, 2/20/08 7 [RUR]                             211,690,000         7,660,594
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                           5,430,000         5,562,981
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11                         5,480,000         5,609,986
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11                           5,480,000         5,608,999
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12                         5,480,000         5,606,533
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12                           5,480,000         5,592,504
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 2 [UAH]                       20,075,400         4,429,624
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                         2,139,000           480,741
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                         7,579,000         1,703,383
Ukraine (Republic of) Credit Linked Nts., 5.592%, 5/18/07 [UAH]                         15,868,000         3,210,495
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592%, 5/16/07 [UAH]               15,871,000         3,211,102
United Mexican States BORHIS Total Return Linked Nts., 6.10%, 9/27/35 [MXN]             15,260,418         5,540,016
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 2 [MXN]                         45,019,161         4,078,469


                     50 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                          PRINCIPAL            VALUE
                                                                                             AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
---------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG: Continued
Videocon International Ltd. Credit Linked Nts., 6.26%, 12/29/09 2                  $     15,470,000   $   15,557,715
---------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG Singapore, Vietnam Shipping Industry Group Total
Return Linked Nts., 9%, 4/20/17 5 [VND]                                             128,300,000,000        8,008,739
---------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index, Pass-Through Certificates, 8.25%,
Series 4-T1, 6/29/10 2                                                                   12,823,100       13,384,111
---------------------------------------------------------------------------------------------------------------------
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.041%, 12/8/11 1 [RUR]          128,870,000        4,964,569
---------------------------------------------------------------------------------------------------------------------
Eurus Ltd. Catastrophe Linked Nts., 11.61%, 4/8/09 1,2                                    5,770,000        5,868,090
---------------------------------------------------------------------------------------------------------------------
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 9.26%, 8/10/11 1,13                          6,700,000        6,864,485
---------------------------------------------------------------------------------------------------------------------
Foundation Re II Ltd. Catastrophe Linked Nts., 15.16%, 1/8/09 1,2                         3,544,000        3,366,800
---------------------------------------------------------------------------------------------------------------------
Foundation Re Ltd. Catastrophe Linked Nts., 9.46%, 11/24/08 1,13                          5,000,000        4,810,950
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts., 14.802%,
3/29/17 7 [TRY]                                                                          77,520,000       12,580,293
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts.,
10.476%, 2/8/37 7 [COP]                                                             226,587,600,000        4,516,013
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Russag Total Return Linked Nts., 7.25%,
12/23/09 [RUR]                                                                          185,570,000        7,131,846
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs International, Russian Federation Total Return Linked Nts., 8%,
5/13/09 1 [RUR]                                                                         358,300,000       14,096,484
---------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725, 11.89%,
12/30/09 2 [UAH]                                                                         36,698,000        8,227,534
---------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 11.032%, 12/19/11 2 [ARP]                    18,250,000       15,919,242
Brazil (Federal Republic of) Credit Linked Nts., 12.08%, 1/2/15 7 [BRR]                  26,663,580        5,465,568
Brazil (Federal Republic of) Credit Linked Nts., 12.683%, 6/1/13 7 [BRR]                 42,180,340       10,236,446
Brazil (Federal Republic of) Credit Linked Nts., 14.35%, 2/20/12 [BRR]                   20,330,000        9,994,786
Brazil (Federal Republic of) Credit Linked Nts., 15.326%, 1/2/15 7 [BRR]                 81,357,010       16,676,765
Brazil (Federal Republic of) Credit Linked Nts., 2.731%, 11/30/12 7 [ARP]                27,660,000        8,549,495
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 2 [BRR]                     30,560,000       21,491,825
Brazil (Federal Republic of) Credit Linked Nts., Series II, 13.553%,
1/2/15 7 [BRR]                                                                           56,242,917       11,528,815
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16 7 [COP]                  115,400,000,000       21,522,403
Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16 2,7 [COP]              50,103,000,000        8,557,305
Colombia (Republic of) Credit Linked Bonds, 11.198%, 8/3/20 7 [COP]                  82,000,000,000       10,907,770
Colombia (Republic of) Credit Linked Bonds, Series A, 10.218%,
10/31/16 2,7 [COP]                                                                   49,890,000,000        8,520,926
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15 7 [PEN]                            24,240,000        4,322,451
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                                 8,765,000        8,764,124
---------------------------------------------------------------------------------------------------------------------
JSC Astana Finance Nts., 9.16%, 3/14/12 2                                                24,800,000       24,615,207
---------------------------------------------------------------------------------------------------------------------
Lakeside Re Ltd. Catastrophe Linked Nts., 11.865%, 12/31/09 1,13                          7,250,000        7,424,000
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers International, Romania (Republic of) Total Return Linked Nts.,
7.90%, 2/9/10 (linked to Romanian Treasury Bills) [RON]                                   6,092,000        2,493,284
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
CMS 10 yr. Curve Credit Linked Nts., 6%, 2/5/17                                          46,830,000       48,604,857


                     51 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.: Continued
Romania (Republic of) Total Return Linked Nts., 6.50%, 3/9/10 (linked to
Romanian Treasury Bills) [RON]                                                          16,085,800   $     6,312,339
Romania (Republic of) Total Return Linked Nts., 6.75%, 3/11/08 (linked to
Romanian Treasury Bills) [RON]                                                          18,680,000         7,464,428
Romania (Republic of) Total Return Linked Nts., 7.25%, 4/19/10 (linked to
Romanian Treasury Bills) [RON]                                                           1,487,000           631,539
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08 (linked to
Romanian Treasury Bills) [RON]                                                           1,478,000           637,862
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08 (linked to
Romanian Treasury Bills) [RON]                                                           3,568,000         1,539,845
Romania (Republic of) Total Return Linked Nts., 7.90%, 2/12/08 (linked to
Romanian Treasury Bills) [RON]                                                          13,855,800         5,624,653
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch:
Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16 2 [COP]                     7,341,000,000         3,432,788
Renaissance Capital International Services Ltd. Total Return Linked Nts.,
10.50%, 10/4/08 5 [RUR]                                                                277,000,000        10,660,447
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc:
Total Return Linked Nts., Series A, 8.375%, 6/30/12 2 [RUR]                            165,774,432         6,603,186
Total Return Linked Nts., Series B, 11%, 6/30/12 2 [RUR]                               143,796,285         5,731,065
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Bank Center Credit Total Return Linked Nts., 7.52%, 6/6/08 [KZT]                     2,043,000,000        16,626,923
Brazil (Federal Republic of) Linked Nts., 12.551%, 1/5/22 7 [BRR]                      104,427,000         9,503,501
Brazil (Federal Republic of) Sr. Linked Nts., 14.40%, 8/4/16 [BRR]                      36,298,924        22,005,221
Philippines (Republic of the) Credit Linked Nts., 8.619%, 9/20/15 2                     16,900,000        19,627,141
Philippines (Republic of the) Credit Linked Nts., 8.22%, 6/20/16 1,2                     3,950,000         4,234,972
Sukhoi Co. Total Return Linked Nts., 7.85%, 3/31/17 [RUR]                              372,600,000        14,346,819
Venezuela (Republic of) 10 yr. Credit Linked Nts., 7.85%, 11/20/15                      12,480,000        13,901,353
WTI Trading Ltd. Total Return Linked Nts., Series A, 0%, 2/6/09 2,7                     13,170,000        13,565,100
WTI Trading Ltd. Total Return Linked Nts., Series B, 0%, 2/6/09 2,7                     17,610,000        18,138,300
---------------------------------------------------------------------------------------------------------------------
Osiris Capital plc Catastrophe Linked Combined Mortality Index Nts.,
Series D, 10.36%, 1/15/10 1,2                                                            2,980,000         2,996,390
---------------------------------------------------------------------------------------------------------------------
Residential Reinsurance Ltd. Catastrophe Linked Nts.:
Series B, 13.81%, 6/6/08 1                                                               4,300,000         3,990,293
Series B, 14.86%, 6/8/07 1,13                                                            2,000,000         1,998,150
---------------------------------------------------------------------------------------------------------------------
Successor Cal Quake Parametric Ltd. Catastrophe Linked Nts., Cl. A-I,
10.596%, 6/6/08 1,2                                                                      4,560,000         4,608,108
---------------------------------------------------------------------------------------------------------------------
Successor Euro Wind Ltd. Catastrophe Linked Nts., Series A-I, 22.846%,
6/6/08 1,2                                                                               6,000,000         6,201,600
---------------------------------------------------------------------------------------------------------------------
Successor Japan Quake Ltd. Catastrophe Linked Nts., Series A-I, 9.596%,
6/6/08 1,13                                                                             10,660,000        10,805,509
---------------------------------------------------------------------------------------------------------------------
UBS AG:
Congo (Republic of) Credit Linked Nts., 9%, 3/22/12 [XAF]                            1,200,000,000         2,303,270
Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11 2 [GHC]                    44,442,450,000         4,974,017
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                               37,034,500        10,671,975


                     52 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
---------------------------------------------------------------------------------------------------------------------
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 13.848%, 6/5/09 1,13                   $     6,710,000   $     6,865,001
                                                                                                     ----------------

Total Structured Notes (Cost $1,163,988,357)                                                           1,256,917,376

                                                                STRIKE
                                             DATE                PRICE                   CONTRACTS
---------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
---------------------------------------------------------------------------------------------------------------------
Japanese Yen (JPY) Put 3 (Cost $796,110)   7/25/07                 $95                  93,660,000           456,593

                                                                                            SHARES
---------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--4.2%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23% 18,19
(Cost $312,073,601)                                                                    312,073,601       312,073,601

---------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $7,561,653,127)                                               7,683,761,204

                                                                                         PRINCIPAL
                                                                                            AMOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.6% 20
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.0%
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 5.41%, 4/25/07                    $     1,109,499         1,109,499
---------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
Undivided interest of 0.65% in joint repurchase agreement (Principal
Amount/Value $3,500,000,000, with a maturity value of $3,501,591,771) with Bank of America NA, 5.4575%, dated 3/30/07, to be repurchased at $22,606,133 on
4/2/07, collateralized by U.S. Agency Mortgages, 5%-5.50%, 9/1/33-6/1/35, with a
value of $3,570,000,000                                                                 22,595,857        22,595,857
---------------------------------------------------------------------------------------------------------------------
Undivided interest of 2% in joint repurchase agreement (Principal
Amount/Value $750,000,000 with a maturity value of $750,342,344) with Barclays
Capital, 5.4775%, dated 3/30/07, to be repurchased at $15,006,847 on 4/2/07, collateralized by AAA Asset-Backed Securities, 0.00%, 9/15/10-11/25/46, with a
value of $772,500,000                                                                   15,000,000        15,000,000
                                                                                                     ----------------

                                                                                                          37,595,857
---------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.1%
Bear Stearns, 5.37%, 4/2/07                                                              3,000,000         3,000,000
---------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.33%, 4/10/07                                                       3,000,000         3,000,000
                                                                                                     ----------------

                                                                                                           6,000,000
---------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATE OF DEPOSIT FLOATING NOTE--0.0%
Natexis Banques Populaires NY, 5.37%, 4/2/07                                             2,000,000         2,000,000
                                                                                                     ----------------

Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $46,705,356)                                                                                        46,705,356

---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $7,608,358,483)                                            103.3%    7,730,466,560
---------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                         (3.3)     (246,075,006)
                                                                                   ----------------------------------

NET ASSETS                                                                                   100.0%  $ 7,484,391,554
                                                                                   ==================================


                     53 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

ARP       Argentine Peso
AUD       Australian Dollar
BRR       Brazilian Real
CAD       Canadian Dollar
COP       Colombian Peso
DEM       German Mark
DKK       Danish Krone
DOP       Dominican Republic Peso
EGP       Egyptian Pounds
EUR       Euro
GBP       British Pound Sterling
GHC       Ghanaian Cedi
IDR       Indonesia Rupiah
ILS       Israeli Shekel
JPY       Japanese Yen
KZT       Kazakhstan Tenge
MXN       Mexican Nuevo Peso
MYR       Malaysian Ringgit
NGN       Nigeria Naira
PEN       Peruvian New Sol
PHP       Philippines Peso
PLZ       Polish Zloty
RON       New Romanian Leu
RUR       Russian Ruble
TRY       New Turkish Lira
UAH       Ukraine Hryvnia
UYU       Uruguay Peso
VND       Vietnam Dong
XAF       CFA Franc BEAC
ZMK       Zambian Kwacha

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2007 was $618,732,486, which represents 8.27% of the Fund's net assets. In addition, the Fund has restricted currency of $3,450,908, which represents 0.05% of the Fund's net assets. See Note 12 of accompanying Notes.

3. Non-income producing security.

4. Issue is in default. See Note 1 of accompanying Notes.

5. When-issued security or forward commitment to be delivered and settled after March 31, 2007. See Note 1 of accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $56,549,528 or 0.76% of the Fund's net assets as of March 31, 2007.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Partial or fully-loaned security. See Note 13 of accompanying Notes.

9. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

10. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                          CONTRACTS   EXPIRATION   EXERCISE    PREMIUM        VALUE
                    SUBJECT TO CALL        DATES      PRICE   RECEIVED   SEE NOTE 1
-----------------------------------------------------------------------------------
Japanese Yen (JPY)      667,000,000       4/4/07   $ 117.00   $ 33,920   $   40,887
Japanese Yen (JPY)      581,000,000       4/5/07     117.35     28,072       36,487
Japanese Yen (JPY)      607,000,000       4/9/07     118.00     31,121       31,121
                                                              ---------------------
                                                              $ 93,113   $  108,495
                                                              =====================

11. A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows:

                          CONTRACTS   EXPIRATION   EXERCISE    PREMIUM       VALUE
                     SUBJECT TO PUT        DATES      PRICE   RECEIVED   SEE NOTE 1
-----------------------------------------------------------------------------------
Japanese Yen (JPY)      667,000,000       4/4/07   $ 117.00   $ 32,211   $   16,208
Japanese Yen (JPY)      581,000,000       4/5/07     117.35     29,310       22,020
Japanese Yen (JPY)      607,000,000       4/9/07     118.00     31,121       31,121
                                                              ---------------------
                                                              $ 92,642   $   69,349
                                                              =====================


                     54 | OPPENHEIMER STRATEGIC INCOME FUND

12. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $10,484,398. See Note 6 of accompanying Notes.

13. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $557,840,623 or 7.45% of the Fund's net assets as of March 31, 2007.

14. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

15. Interest or dividend is paid-in-kind, when applicable.

16. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

17. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

18. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                        SHARES            GROSS            GROSS           SHARES
                                                            SEPTEMBER 30, 2006        ADDITIONS       REDUCTIONS   MARCH 31, 2007
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%                   --    2,215,116,701    1,903,043,100      312,073,601
Prandium, Inc.                                                       1,034,256               --        1,034,256               --

                                                                                          VALUE         DIVIDEND         REALIZED
                                                                                     SEE NOTE 1           INCOME             LOSS
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%                        $  312,073,601   $   11,147,594   $           --
Prandium, Inc.                                                                               --               --       12,155,862
                                                                                 ------------------------------------------------
                                                                                 $  312,073,601   $   11,147,594   $   12,155,862
                                                                                 ================================================

19. Rate shown is the 7-day yield as of March 31, 2007.

20. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 13 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     55 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2007
--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $7,296,284,882)                                                $   7,418,392,959
Affiliated companies (cost $312,073,601)                                                          312,073,601
                                                                                            ------------------
                                                                                                7,730,466,560
--------------------------------------------------------------------------------------------------------------
Cash                                                                                               26,808,577
--------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $6,776,667)                                                          6,789,085
--------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                              36,504,623
--------------------------------------------------------------------------------------------------------------
Swaps, at value (premiums paid $1,793,354)                                                         43,208,698
--------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $55,173,912 sold on a when-issued basis or forward commitment)        131,037,669
Interest, dividends and principal paydowns                                                         82,078,210
Shares of beneficial interest sold                                                                 14,768,493
Closed foreign currency contracts                                                                   3,076,479
Other                                                                                                  99,924
                                                                                            ------------------
Total assets                                                                                    8,074,838,318

--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $185,755)--see accompanying statement of
investments                                                                                           177,844
--------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                         46,705,356
--------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                              11,531,817
--------------------------------------------------------------------------------------------------------------
Swaps, at value                                                                                    11,581,889
--------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $391,787,611 purchased on a when-issued basis or forward
commitment)                                                                                       495,773,471
Shares of beneficial interest redeemed                                                             10,963,033
Dividends                                                                                           6,653,457
Distribution and service plan fees                                                                  4,310,883
Futures margins                                                                                     1,137,641
Transfer and shareholder servicing agent fees                                                         767,512
Shareholder communications                                                                            542,871
Trustees' compensation                                                                                 82,450
Closed foreign currency contracts                                                                      55,059
Other                                                                                                 163,481
                                                                                            ------------------
Total liabilities                                                                                 590,446,764

--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $   7,484,391,554
                                                                                            ==================


                     56 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                  $       1,721,533
--------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                      8,227,705,936
--------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                  28,588,678
--------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                   (945,600,409)
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                 171,975,816
                                                                                            ------------------
NET ASSETS                                                                                  $   7,484,391,554
                                                                                            ==================

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $5,507,202,058 and
1,266,675,139 shares of beneficial interest outstanding)                                    $            4.35
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering
price)                                                                                      $            4.57
--------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $641,960,657 and 147,161,823
shares of beneficial interest outstanding)                                                  $            4.36
--------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $949,552,007 and 218,842,057
shares of beneficial interest outstanding)                                                  $            4.34
--------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $128,800,551 and 29,606,447
shares of beneficial interest outstanding)                                                  $            4.35
--------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$256,876,281 and 59,247,189 shares of beneficial interest outstanding)                      $            4.34

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     57 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $638,177)       $     204,989,413
--------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding
taxes of $2,962)                                                        892,907
Affiliated companies                                                 11,147,594
--------------------------------------------------------------------------------
Fee income                                                              220,041
--------------------------------------------------------------------------------
Portfolio lending fees                                                  177,390
                                                              ------------------
Total investment income                                             217,427,345

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      18,668,434
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               6,471,845
Class B                                                               3,375,540
Class C                                                               4,506,432
Class N                                                                 293,559
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               3,267,482
Class B                                                                 536,669
Class C                                                                 591,131
Class N                                                                 171,286
Class Y                                                                  36,158
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 350,171
Class B                                                                  73,621
Class C                                                                  54,516
Class N                                                                   4,621
Class Y                                                                      20
--------------------------------------------------------------------------------
Custodian fees and expenses                                             254,577
--------------------------------------------------------------------------------
Trustees' compensation                                                   69,933
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Other                                                                   121,166
                                                              ------------------
Total expenses                                                       38,847,911
Less reduction to custodian expenses                                    (29,713)
Less waivers and reimbursements of expenses                            (212,309)
                                                              ------------------
Net expenses                                                         38,605,889

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               178,821,456


                     58 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
Unaffiliated companies (Including premiums
on options exercised)                                         $      82,637,667
Affiliated companies                                                (12,155,862)
Closing and expiration of option contracts written                    1,496,622
Closing and expiration of futures contracts                          (4,433,891)
Foreign currency transactions                                        21,904,062
Swap contracts                                                       16,539,371
                                                              ------------------
Net realized gain                                                   105,987,969
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                          28,076,324
Translation of assets and liabilities denominated in
foreign currencies                                                  138,359,554
Futures contracts                                                   (15,729,606)
Option contracts written                                               (244,882)
Swap contracts                                                       19,695,278
                                                              ------------------
Net change in unrealized appreciation                               170,156,668

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $     454,966,093
                                                              ==================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     59 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        SIX MONTHS                 YEAR
                                                                             ENDED                ENDED
                                                                    MARCH 31, 2007        SEPTEMBER 30,
                                                                       (UNAUDITED)                 2006
--------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------
Net investment income                                             $    178,821,456    $     325,322,096
--------------------------------------------------------------------------------------------------------
Net realized gain                                                      105,987,969           59,177,730
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                  170,156,668         (134,262,183)
                                                                  --------------------------------------
Net increase in net assets resulting from operations                   454,966,093          250,237,643

--------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                               (135,713,769)        (361,826,587)
Class B                                                                (14,654,798)         (55,250,172)
Class C                                                                (19,754,161)         (53,959,503)
Class N                                                                 (2,788,165)          (6,482,780)
Class Y                                                                 (5,942,328)          (8,310,116)
                                                                  --------------------------------------
                                                                      (178,853,221)        (485,829,158)

--------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                227,339,440          481,164,858
Class B                                                               (103,221,811)        (168,323,661)
Class C                                                                 57,112,731           97,789,142
Class N                                                                 15,985,812           28,045,769
Class Y                                                                 69,444,602          118,978,171
                                                                  --------------------------------------
                                                                       266,660,774          557,654,279

--------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------
Total increase                                                         542,773,646          322,062,764
--------------------------------------------------------------------------------------------------------
Beginning of period                                                  6,941,617,908        6,619,555,144
                                                                  --------------------------------------

End of period (including accumulated net investment income
of $28,588,678 and $28,620,443, respectively)                     $  7,484,391,554    $   6,941,617,908
                                                                  ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     60 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     SIX MONTHS                                                                YEAR
                                                          ENDED                                                               ENDED
                                                 MARCH 31, 2007                                                           SEPT. 30,
CLASS A                                             (UNAUDITED)          2006          2005          2004          2003        2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $         4.18    $     4.34    $     4.23    $     4.08    $     3.64  $     3.72
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .11 1         .21 1         .21 1         .20           .26         .32
Net realized and unrealized gain (loss)                     .17          (.05)          .19           .15           .43        (.08)
                                                 -----------------------------------------------------------------------------------
Total from investment operations                            .28           .16           .40           .35           .69         .24
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.11)         (.32)         (.29)         (.20)         (.25)       (.30)
Tax return of capital distribution                           --            --            --            --            --        (.02)
                                                 -----------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                              (.11)         (.32)         (.29)         (.20)         (.25)       (.32)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $         4.35    $     4.18    $     4.34    $     4.23    $     4.08  $     3.64
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         6.76%         3.77%         9.77%         8.73%        19.59%       6.63%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $    5,507,202    $5,077,400    $4,766,576    $4,117,666    $3,873,018  $3,202,825
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $    5,294,018    $4,888,392    $4,392,321    $4,025,554    $3,521,307  $3,263,490
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      5.14%         5.03%         4.82%         4.69%         6.60%       7.91%
Total expenses                                             0.91% 4       0.93%         0.94%         0.95%         0.95%       1.01%
Expenses after payments and waivers
and reduction to custodian expenses                        0.91%         0.92%         0.94%         0.95%         0.95%       1.01%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      36% 5         96% 5        103% 5         90% 5        104%        117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended March 31, 2007       0.91%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended March 31, 2007              $1,817,839,808      $1,758,139,226
Year Ended September 30, 2006                 4,097,005,267       4,231,030,059
Year Ended September 30, 2005                 4,436,804,790       4,469,108,355
Year Ended September 30, 2004                 5,593,936,243       5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     61 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                     SIX MONTHS                                                               YEAR
                                                          ENDED                                                              ENDED
                                                 MARCH 31, 2007                                                          SEPT. 30,
CLASS B                                             (UNAUDITED)        2006          2005          2004          2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $         4.20    $   4.35    $     4.24    $     4.10    $     3.66   $     3.73
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .09 1       .18 1         .17 1         .16           .22          .28
Net realized and unrealized gain (loss)                     .16        (.05)          .20           .15           .44         (.05)
                                                 ----------------------------------------------------------------------------------
Total from investment operations                            .25         .13           .37           .31           .66          .23
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.09)       (.28)         (.26)         (.17)         (.22)        (.28)
Tax return of capital distribution                           --          --            --            --            --         (.02)
                                                 ----------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                              (.09)       (.28)         (.26)         (.17)         (.22)        (.30)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $         4.36    $   4.20    $     4.35    $     4.24    $     4.10   $     3.66
                                                 ==================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         6.07%       3.23%         8.94%         7.66%        18.62%        6.11%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $      641,961    $718,742    $  918,651    $1,163,555    $1,686,295   $1,847,182
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $      677,343    $802,936    $1,021,022    $1,424,322    $1,757,152   $2,056,449
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      4.34%       4.25%         4.05%         4.16%         5.92%        7.22%
Total expenses                                             1.71% 4     1.71%         1.70%         1.69%         1.68%        1.75%
Expenses after payments and waivers
and reduction to custodian expenses                        1.71%       1.71%         1.69%         1.69%         1.68%        1.75%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      36% 5       96% 5        103% 5         90% 5        104%         117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended March 31, 2007       1.71%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended March 31, 2007              $1,817,839,808      $1,758,139,226
Year Ended September 30, 2006                 4,097,005,267       4,231,030,059
Year Ended September 30, 2005                 4,436,804,790       4,469,108,355
Year Ended September 30, 2004                 5,593,936,243       5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     62 | OPPENHEIMER STRATEGIC INCOME FUND

                                                 SIX MONTHS                                                               YEAR
                                                      ENDED                                                              ENDED
                                             MARCH 31, 2007                                                          SEPT. 30,
CLASS C                                         (UNAUDITED)            2006        2005        2004          2003         2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $         4.18        $   4.33    $   4.22    $   4.07      $   3.64    $    3.71
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .09 1           .18 1       .17 1       .17           .23          .29
Net realized and unrealized gain (loss)                 .16            (.05)        .20         .15           .42         (.06)
                                             ------------------------------------------------------------------------------------
Total from investment operations                        .25             .13         .37         .32           .65          .23
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                   (.09)           (.28)       (.26)       (.17)         (.22)        (.28)
Tax return of capital distribution                       --              --          --          --            --         (.02)
                                             ------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                          (.09)           (.28)       (.26)       (.17)         (.22)        (.30)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $         4.34        $   4.18    $   4.33    $   4.22      $   4.07    $    3.64
                                             ====================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     6.11%           3.22%       8.96%       7.95%        18.45%        6.15%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $      949,552        $857,843    $788,217    $710,085      $698,196    $ 568,487
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $      904,838        $814,425    $748,199    $716,206      $623,598    $ 571,292
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.38%           4.27%       4.07%       4.06%         5.85%        7.15%
Total expenses                                         1.67% 4,5,6     1.68% 4     1.69% 4     1.69% 4,7     1.69% 4      1.75% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  36% 8           96% 8      103% 8       90% 8        104%         117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended March 31, 2007           1.67%

6. Voluntary waiver or reimbursement of indirect management fees less than 0.01%.

7. Voluntary waiver of transfer agent fees less than 0.01%.

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended March 31, 2007              $1,817,839,808      $1,758,139,226
Year Ended September 30, 2006                 4,097,005,267       4,231,030,059
Year Ended September 30, 2005                 4,436,804,790       4,469,108,355
Year Ended September 30, 2004                 5,593,936,243       5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     63 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                          SIX MONTHS                                                          YEAR
                                                               ENDED                                                         ENDED
                                                      MARCH 31, 2007                                                     SEPT. 30,
CLASS N                                                  (UNAUDITED)         2006        2005        2004        2003         2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $         4.19     $   4.34     $  4.23     $  4.08     $  3.65    $    3.72
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .10 1        .19 1       .19 1       .17         .25          .30
Net realized and unrealized gain (loss)                          .16         (.04)        .19         .16         .42         (.05)
                                                      -----------------------------------------------------------------------------
Total from investment operations                                 .26          .15         .38         .33         .67          .25
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.10)        (.30)       (.27)       (.18)       (.24)        (.30)
Tax return of capital distribution                                --           --          --          --          --         (.02)
                                                      -----------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                                   (.10)        (.30)       (.27)       (.18)       (.24)        (.32)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $         4.35     $   4.19     $  4.34     $  4.23     $  4.08    $    3.65
                                                      =============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                              6.28%        3.60%       9.27%       8.28%      18.82%        6.70%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $      128,801     $108,324     $83,287     $52,969     $30,110    $  15,508
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $      118,248     $ 94,281     $69,480     $40,043     $22,627    $   8,954
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                           4.73%        4.62%       4.37%       4.19%       6.08%        7.07%
Total expenses                                                  1.33% 4      1.33%       1.40%       1.38%       1.34%        1.22%
Expenses after payments and waivers
and reduction to custodian expenses                             1.33%        1.33%       1.40%       1.38%       1.34%        1.22%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           36% 5        96% 5      103% 5       90% 5      104%         117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended March 31, 2007       1.33%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended March 31, 2007              $1,817,839,808      $1,758,139,226
Year Ended September 30, 2006                 4,097,005,267       4,231,030,059
Year Ended September 30, 2005                 4,436,804,790       4,469,108,355
Year Ended September 30, 2004                 5,593,936,243       5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     64 | OPPENHEIMER STRATEGIC INCOME FUND

                                                      SIX MONTHS                                                               YEAR
                                                           ENDED                                                              ENDED
                                                  MARCH 31, 2007                                                          SEPT. 30,
CLASS Y                                              (UNAUDITED)         2006        2005         2004          2003           2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $         4.17     $   4.32     $  4.22     $   4.07     $    3.64    $      3.71
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .12 1        .22 1       .21 1        .21           .26            .32
Net realized and unrealized gain (loss)                      .17         (.04)        .19          .14           .42           (.06)
                                                  ----------------------------------------------------------------------------------
Total from investment operations                             .29          .18         .40          .35           .68            .26
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.12)        (.33)       (.30)        (.20)         (.25)          (.31)
Tax return of capital distribution                            --           --          --           --            --           (.02)
                                                  ----------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                               (.12)        (.33)       (.30)        (.20)         (.25)          (.33)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $         4.34     $   4.17     $  4.32     $   4.22     $    4.07    $      3.64
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          6.95%        4.35%       9.73%        8.80%        19.33%          7.06%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $      256,876     $179,309     $62,824     $150,699     $ 240,296    $   152,767
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $      216,746     $118,239     $68,656     $213,632     $ 194,308    $   127,992
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       5.50%        5.38%       4.84%        4.80%         6.57%          7.86%
Total expenses                                              0.56% 4      0.58%       1.16%        1.29%         1.41%          1.74%
Expenses after payments and waivers
and reduction to custodian expenses                         0.56%        0.58%       0.80%        0.90%         0.91%          0.90%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       36% 5        96% 5      103% 5        90% 5        104%           117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended March 31, 2007       0.56%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended March 31, 2007              $1,817,839,808      $1,758,139,226
Year Ended September 30, 2006                 4,097,005,267       4,231,030,059
Year Ended September 30, 2005                 4,436,804,790       4,469,108,355
Year Ended September 30, 2004                 5,593,936,243       5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     65 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Strategic Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income by investing mainly in debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


                     66 | OPPENHEIMER STRATEGIC INCOME FUND
trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2007, the Fund had purchased $391,787,611 of securities issued on a when-issued basis or forward commitment and sold $55,173,912 of securities issued on a when-issued basis or forward commitment.


                     67 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2007, securities with an aggregate market value of $8,862,828, representing 0.12% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                     68 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


                     69 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      As of March 31, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $924,428,522 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of March 31, 2007, it is estimated that the Fund will utilize $105,987,969 of capital loss carryforward to offset realized capital gains. During the fiscal year ended September 30, 2006, the Fund utilized $69,360,120 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of September 30, 2006, the Fund had available for federal income tax purposes post-October foreign currency losses of $65,168,890, straddle losses of $1,268,559 and unused capital loss carryforwards as follows:

                      EXPIRING
                      ------------------------------
                      2008             $ 308,649,467
                      2009                52,578,252
                      2010               185,647,798
                      2011               294,188,800
                      2012               122,914,725
                                       -------------
                      Total            $ 963,979,042
                                       =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.


                     70 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                     71 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED MARCH 31, 2007      YEAR ENDED SEPTEMBER 30, 2006
                                    SHARES             AMOUNT          SHARES             AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Sold                           148,019,537    $   633,775,510     285,205,829    $ 1,197,018,631
Dividends and/or
distributions reinvested        23,825,715        102,095,143      63,712,315        267,183,114
Redeemed                      (118,813,955)      (508,531,213)   (234,651,361)      (983,036,887)
                              -------------------------------------------------------------------
Net increase                    53,031,297    $   227,339,440     114,266,783    $   481,164,858
                              ===================================================================

-------------------------------------------------------------------------------------------------
CLASS B
Sold                            11,299,704    $    48,502,351      27,099,194    $   114,141,319
Dividends and/or
distributions reinvested         2,450,341         10,535,461       9,067,246         38,196,513
Redeemed                       (37,815,247)      (162,259,623)    (76,102,306)      (320,661,493)
                              -------------------------------------------------------------------
Net decrease                   (24,065,202)   $  (103,221,811)    (39,935,866)   $  (168,323,661)
                              ===================================================================

-------------------------------------------------------------------------------------------------
CLASS C
Sold                            29,298,783    $   125,107,418      52,485,697    $   219,804,771
Dividends and/or
distributions reinvested         3,451,495         14,761,792       9,627,908         40,332,270
Redeemed                       (19,374,852)       (82,756,479)    (38,820,281)      (162,347,899)
                              -------------------------------------------------------------------
Net increase                    13,375,426    $    57,112,731      23,293,324    $    97,789,142
                              ===================================================================

-------------------------------------------------------------------------------------------------
CLASS N
Sold                             6,644,169    $    28,498,762      11,223,391    $    47,099,735
Dividends and/or
distributions reinvested           544,367          2,335,754       1,377,036          5,780,559
Redeemed                        (3,458,892)       (14,848,704)     (5,922,489)       (24,834,525)
                              -------------------------------------------------------------------
Net increase                     3,729,644    $    15,985,812       6,677,938    $    28,045,769
                              ===================================================================

-------------------------------------------------------------------------------------------------
CLASS Y
Sold                            16,585,945    $    70,808,971      27,986,060    $   117,026,957
Dividends and/or
distributions reinvested         1,355,462          5,798,856       1,974,505          8,229,559
Redeemed                        (1,673,748)        (7,163,225)     (1,510,690)        (6,278,345)
                              -------------------------------------------------------------------
Net increase                    16,267,659    $    69,444,602      28,449,875    $   118,978,171
                              ===================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in affiliated companies, for the six months ended March 31, 2007, were as follows:

                                                          PURCHASES             SALES
-------------------------------------------------------------------------------------
Investment securities                               $ 2,359,709,286   $ 1,739,799,055
U.S. government and government agency obligations       277,534,927       320,722,831
To Be Announced (TBA) mortgage-related securities     1,817,839,808     1,758,139,226


                     72 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

               FEE SCHEDULE
               ---------------------------------
               Up to $200 million          0.75%
               Next $200 million           0.72
               Next $200 million           0.69
               Next $200 million           0.66
               Next $200 million           0.60
               Next $4 billion             0.50
               Over $5 billion             0.48

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2007, the Fund paid $4,657,866 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the


                     73 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2007 for Class B, Class C and Class N shares were $101,552,305, $28,955,138 and $1,849,375, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                     CLASS A           CLASS B            CLASS C            CLASS N
                                CLASS A           CONTINGENT        CONTINGENT         CONTINGENT         CONTINGENT
                              FRONT-END             DEFERRED          DEFERRED           DEFERRED           DEFERRED
                          SALES CHARGES        SALES CHARGES     SALES CHARGES      SALES CHARGES      SALES CHARGES
SIX MONTHS                  RETAINED BY          RETAINED BY       RETAINED BY        RETAINED BY        RETAINED BY
ENDED                       DISTRIBUTOR          DISTRIBUTOR       DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------------
March 31, 2007              $ 1,019,944             $ 18,098         $ 567,411           $ 49,353            $ 1,860
--------------------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended March 31, 2007, the Manager waived $212,309 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and


                     74 | OPPENHEIMER STRATEGIC INCOME FUND

Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of March 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                                                                           VALUATION
                                                         CONTRACT              AS OF
                                      EXPIRATION           AMOUNT          MARCH 31,      UNREALIZED       UNREALIZED
CONTRACT DESCRIPTION                       DATES           (000S)               2007    APPRECIATION     DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Australian Dollar [AUD]                  4/23/07            2,340 AUD  $   1,892,040   $      17,700   $           --
Brazilian Real [BRR]               5/3/07-1/5/10          420,036 BRR    194,521,436      29,912,552               --
British Pound Sterling [GBP]     4/10/07-6/27/07           27,625 GBP     54,357,550         546,983               --
Canadian Dollar [CAD]                    4/23/07            8,615 CAD      7,467,213          34,081               --
Chilean Peso [CLP]               5/16/07-6/28/07       15,171,000 CLP     28,117,789          11,311           62,129
Euro [EUR]                        4/2/07-9/24/07          130,996 EUR    175,227,863         849,167           27,728
Hungarian Forint [HUF]                   4/26/07        5,511,000 HUF     29,650,618              --          310,238
Indian Rupee [INR]                       4/26/07        1,303,000 INR     29,820,700          98,985               --
Japanese Yen [JPY]                4/2/07-5/31/07       22,947,000 JPY    195,269,611       1,123,797          517,974
Malaysian Ringgit [MYR]                  5/16/07           56,590 MYR     16,405,777         151,292               --
Mexican Nuevo Peso [MXN]          4/2/07-5/25/07          970,812 MXN     87,702,932              --          318,233
New Zealand Dollar [NZD]                 9/24/07            8,950 NZD      6,312,068          83,942               --
Norwegian Krone [NOK]            9/24/07-1/29/08           82,830 NOK     13,676,069         370,696               --
Polish Zloty [PLZ]                        5/7/07          123,670 PLZ     42,780,281       1,248,226               --
Russian Ruble [RUR]               6/6/07-2/21/08        2,006,300 RUR     77,193,529         422,221               --
Singapore Dollar [SGD]                    2/5/08           32,740 SGD     21,980,056         238,904               --
South African Rand [ZAR]          4/26/07-8/1/07          449,490 ZAR     61,445,733         163,023          296,556
South Korean Won [KRW]            4/12/07-7/2/07       35,003,000 KRW     37,249,292              --           51,153
Swedish Krone [SEK]                      4/10/07           99,350 SEK     14,235,729          30,293           29,703
Swiss Franc [CHF]                4/10/07-4/23/07           14,520 CHF     11,961,523         110,147            2,709
Turkish Lira [TRY]                       4/24/07           43,000 TRY     30,622,132         213,023               --
Ukraine Hryvnia [UAH]                     4/5/07           17,331 UAH      3,439,921              --            2,268
Uruguay Peso [UYU]                        4/3/07          167,100 UYU      6,920,688          35,644               --
Vietnam Dong [VND]                       4/13/07      129,262,250 VND      8,068,805              --           20,197
                                                                                       -------------------------------
                                                                                          35,661,987        1,638,888
                                                                                       -------------------------------


                     75 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

                                                                         VALUATION
                                                       CONTRACT              AS OF
                                      EXPIRATION         AMOUNT          MARCH 31,      UNREALIZED       UNREALIZED
CONTRACT DESCRIPTION                       DATES         (000S)               2007    APPRECIATION     DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Australian Dollar [AUD]          4/10/07-4/11/07         69,720 AUD  $   6,393,123   $          --   $    2,046,020
British Pound Sterling [GBP]              8/6/07         11,310 GBP     22,235,812              --           29,432
Canadian Dollar [CAD]            8/21/07-9/28/07         33,810 CAD     29,417,609              --          248,633
Chinese Renminbi (Yuan) [CNY]            4/26/07        230,300 CNY     29,913,051          48,570               --
Czech Koruna [CZK]               4/26/07-1/25/08      1,695,960 CZK     81,912,209          62,078          852,156
Euro [EUR]                        4/2/07-1/29/08        177,422 EUR    237,308,157              --        4,491,057
Hong Kong Dollar [HKD]          12/19/07-1/25/08        786,555 HKD    101,431,278         423,270            2,355
Indian Rupee [INR]                        4/5/07         23,763 INR        546,170              --            2,388
Japanese Yen [JPY]                 4/2/07-2/5/08      9,691,000 JPY     83,646,488          19,204          809,095
New Turkish Lira [TRY]             5/7/07-5/8/07         17,800 TRY     12,610,500              --          322,129
New Zealand Dollar [NZD]                 1/16/08         29,110 NZD     20,343,809              --          587,023
Russian Ruble [RUR]                       4/4/07        266,974 RUR     10,274,697              --            6,481
Swedish Krone [SEK]              4/26/07-9/24/07        233,450 SEK     33,507,904         112,212               --
Swiss Franc [CHF]                4/26/07-1/25/08        102,615 CHF     85,618,006         177,302          496,160
                                                                                     -------------------------------
                                                                                           842,636        9,892,929
                                                                                     -------------------------------
Total unrealized appreciation and depreciation                                       $  36,504,623   $   11,531,817
                                                                                     ===============================

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable


                     76 | OPPENHEIMER STRATEGIC INCOME FUND
and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2007, the Fund had outstanding futures contracts as follows:

                                                                                      UNREALIZED
                                       EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                        DATES   CONTRACTS    MARCH 31, 2007   (DEPRECIATION)
-------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
30 Day Interbank Cash Rate                4/20/07          38   $     7,443,754   $      386,683
Canada (Government of) Bonds, 10 yr.      6/20/07          89         8,738,112          (17,848)
DAX Index                                 6/15/07          89        20,713,642          462,352
Euro-Bundesobligation, 10 yr.              6/7/07          97        14,890,982         (155,407)
Euro-Schatz                                6/7/07       1,780       245,639,001         (665,978)
Japan (Government of) Bonds, 10 yr.        6/8/07         101        11,501,349            8,038
Japan (Government of) Bonds, 10 yr.       6/11/07          74        84,242,193           33,705
Nikkei 225 Index                           6/7/07          19         2,790,988          (14,776)
Standard & Poor's/MIB Index, 10 yr.       6/15/07          26         7,124,741          326,856
Standard & Poor's/Toronto Stock
Exchange 60 Index                         6/14/07          21         2,751,009           32,243
United Kingdom Long Gilt                  6/27/07          19         4,030,915          (10,765)
U.S. Treasury Nts., 2 yr.                 6/29/07       2,066       423,304,031        1,042,620
U.S. Treasury Nts., 10 yr.                6/20/07       2,764       298,857,500          460,575
U.S. Treasury Nts., 30 yr.                6/20/07       5,095       566,818,750       (2,325,374)
                                                                                  ---------------
                                                                                        (437,076)
                                                                                  ---------------

CONTRACTS TO SELL
Australia (Commonwealth of)
Bonds, 10 yr.                             6/15/07         247        20,171,647          312,274
CAC-40 10 Index                           4/20/07         168        12,670,861         (220,321)
DAX Index                                 6/15/07          80        18,619,004         (790,620)
Euro-Bundesobligation, 5 yr.               6/7/07          82        11,849,958           83,852
Euro-Bundesobligation, 10 yr.              6/7/07         115        17,654,257           75,969
FTSE 100 Index                            6/15/07         287        35,727,453       (1,029,615)
NASDAQ 100 Index                          6/15/07         691        24,748,165           53,531
Nikkei 225 Index                           6/7/07         200        29,378,819         (765,424)
Standard & Poor's 500 E-Mini              6/15/07       1,851       132,457,560       (1,289,499)
Standard & Poor's/Toronto Stock
Exchange 60 Index                         6/14/07          60         7,860,026         (234,671)
United Kingdom Long Gilt                  6/27/07          17         3,606,608           38,689
U.S. Treasury Nts., 2 yr.                 6/29/07         589       120,680,578          125,590
U.S. Treasury Nts., 5 yr.                 6/29/07       2,423       256,345,828       (1,208,517)
U.S. Treasury Nts., 10 yr.                6/20/07       3,963       428,499,375         (863,655)
U.S. Treasury Nts., 30 yr.                6/20/07         373        41,496,250          709,607
                                                                                  ---------------
                                                                                      (5,002,810)
                                                                                  ---------------
                                                                                  $   (5,439,886)
                                                                                  ===============


                     77 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended March 31, 2007 was as follows:

                                                  CALL OPTIONS                     PUT OPTIONS
                                   ---------------------------   ------------------------------
                                        NUMBER OF    AMOUNT OF        NUMBER OF      AMOUNT OF
                                        CONTRACTS     PREMIUMS        CONTRACTS       PREMIUMS
-----------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2006                             --   $       --       30,620,000   $    519,227
Options written                    10,983,300,000      666,891   11,054,260,000      1,191,394
Options closed or expired          (7,270,300,000)    (482,363)  (2,584,880,000)    (1,275,332)
Options exercised                  (1,858,000,000)     (91,415)  (6,645,000,000)      (342,647)
                                   ------------------------------------------------------------
Options outstanding as of
March 31, 2007                      1,855,000,000   $   93,113    1,855,000,000   $     92,642
                                   ============================================================

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or


                     78 | OPPENHEIMER STRATEGIC INCOME FUND
depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of March 31, 2007, the Fund had entered into the following total return swap agreements:

SWAP                      NOTIONAL               PAID BY         RECEIVED BY   TERMINATION
COUNTERPARTY                AMOUNT              THE FUND            THE FUND         DATES         VALUE
---------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                               Six-Month
                     $  12,650,000             BBA LIBOR                5.46%      5/13/15   $ 2,659,186
                         6,930,000       Six-Month LIBOR                5.25       6/23/15     1,218,630
---------------------------------------------------------------------------------------------------------
                                                            If positive, the
                                        If negative, the   absolute value of
                                       absolute value of     Lehman Brothers
                                         Lehman Brothers    U.S. CMBS Index:
                                        U.S. CMBS Index:       Aggregate AAA
Goldman Sachs                                  Aggregate             plus 15
Capital Markets         18,580,000                  AAA.       basis points.        9/1/07         8,299
---------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                               Six-Month
                         7,180,000             BBA LIBOR                5.10       1/14/15     1,495,316
                                               Six-Month
                         7,180,000             BBA LIBOR                5.08       1/20/15     1,533,105
---------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                                        If negative, the
                                       absolute value of        If positive,
                                        the Total Return    the Total Return
                                                  of the              of the
                                             BMU/BOVESPA         BMU/BOVESPA
                        15,277,818BRR        4/07 Index.         4/07 Index.       4/19/07        89,562


                     79 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS Continued

SWAP                      NOTIONAL               PAID BY         RECEIVED BY   TERMINATION
COUNTERPARTY                AMOUNT              THE FUND            THE FUND         DATES         VALUE
---------------------------------------------------------------------------------------------------------
Goldman Sachs
International: Continued

                                       If positive, the
                                       absolute value of    If negative, the
                                        the Total Return     Total Return of
                                            of the Swiss    the Swiss Market
                                            Market Index          Index 6/07
                         8,935,436CHF              6/07.             Future.       6/20/07   $  (118,646)

                                                           If negative, the
                                        If positive, the   absolute value of
                                         Total Return of    the Total Return
                                            the INDF/NSE      INDF/NSE NIFTY
                                        NIFTY Index 3/07          Index 3/07
                                --INR            Future.             Future.        4/5/07       546,722

                                                           If negative, the
                                        If positive, the   absolute value of
                                         Total Return of    the Total Return
                                            the INDF/NSE       INDF/NSENIFTY
                                        NIFTY Index 4/07          Index 4/07
                       288,183,150INR            Future.             Future.        5/3/07       (66,302)

                                           One Month BBA
                                          LIBOR USD plus
                                           spread and if
                                           negative, the
                                       absolute value of    If positive, the
                                        the Total Return   Total Return of a
                                             of a custom       custom equity
                        71,415,815        equity basket.             basket.        1/8/08     3,537,538

                                           One-Month BBA
                                           LIBOR USD and
                                         if negative the
                                       absolute value of
                                        the Total Return     If positive the
                                             of the MSCI     Total Return of
                                             Daily Total      the MSCI Daily
                                              Return Net    Total Return Net
                                             Belgium USD         Belgium USD
                         6,930,351         Market Index.       Market Index.       10/8/07       405,686


                     80 | OPPENHEIMER STRATEGIC INCOME FUND

SWAP                       NOTIONAL                PAID BY         RECEIVED BY   TERMINATION
COUNTERPARTY                 AMOUNT               THE FUND            THE FUND         DATES          VALUE
------------------------------------------------------------------------------------------------------------
Goldman Sachs
International: Continued

                                             One-Month USD
                                                 BBA LIBOR
                                              minus spread
                                        plus, if negative,
                                              the absolute
                                        value of the Total    If positive, the
                                               Return of a   Total Return of a
                                             custom equity       custom equity
                     $  18,274,748                 basket.             basket.        1/8/08   $    780,900
------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.                   936,780,000RUR        BBA LIBOR USD                7.75%     12/26/13         11,262
------------------------------------------------------------------------------------------------------------
Morgan Stanley
International:

                                             One-Month BBA    If positive, the
                                          LIBOR EUR and if   Total Return of a
                                             negative, the    custom basket of
                                         absolute value of     securities plus
                                       the Total Return of       the dividends
                                        a custom basket of     from the basket
                        21,542,500EUR          securities.      of securities.      12/20/07      1,335,486

                                             One-Month BBA    If positive, the
                                          LIBOR GBP and if   Total Return of a
                                             negative, the    custom basket of
                                         absolute value of     securities plus
                                          the Total Return       the dividends
                                        of a custom basket     from the basket
                        11,270,200GBP        of securities.     of securities.       10/9/07      1,352,963

                                             One-Month BBA    If positive, the
                                          LIBOR JPY and if   Total Return of a
                                             negative, the    custom basket of
                                         absolute value of     securities plus
                                       the Total Return of       the dividends
                                        a custom basket of     from the basket
                     2,445,038,900JPY          securities.      of securities.       10/9/07        629,477
                                                                                               ------------
                                                                                               $ 15,419,184
                                                                                               ============


                     81 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS Continued

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR       Brazilian Real
CHF       Swiss Franc
EUR       Euro
GBP       British Pound Sterling
INR       Indian Rupee
JPY       Japanese Yen
RUR       Russian Ruble

Abbreviations are as follows:

BBA LIBOR           British Bankers' Association London-Interbank Offered Rate
BMU/BOVESPA         Bovespa Index that trades on the Sao Paulo Stock Exchange
CMBS                Commercial Mortgage Backed Securities
INDF/NSE NIFTY      Indian National Stock Exchange Nifty
LIBOR               London-Interbank Offered Rate
MSCI                Morgan Stanley Capital International

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.


                     82 | OPPENHEIMER STRATEGIC INCOME FUND

As of March 31, 2007, the Fund had entered into the following interest rate swap agreements:

SWAP                                NOTIONAL              PAID BY      RECEIVED BY    TERMINATION
COUNTERPARTY                          AMOUNT             THE FUND         THE FUND          DATES           VALUE
------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                                  17,450,000 EUR           4.2200%         EURIBOR        1/29/10    $         --
                                  16,850,000 EUR          EURIBOR           4.1120%       6/15/09         (55,308)
                                  11,520,000 GBP           5.5525    BBA LIBOR GBP        6/13/09          81,723
                                  85,300,000 MXN         MXN TIIE           9.2700        7/17/26         961,084
                                 143,260,000 NOK            NIBOR           5.3850        1/29/10          15,990
------------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings, Inc.:
                                                        Six-Month
                                  11,250,000 PLZ             WIBO           5.5200        3/24/10          61,215
                                                        Six-Month
                                  18,000,000 PLZ             WIBO           5.5500        3/25/10         103,109
                                 313,800,000 TWD           2.3200     TWD-Telerate        6/27/11        (128,922)
------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston                                 28-Day
International                     68,120,000 MXN         MXN TIIE          10.0000         7/9/15         817,495
------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston,                             Six-Month
Inc. (Nassau Branch)              29,695,000 PLZ             WIBO           4.4800         7/1/10          84,317
------------------------------------------------------------------------------------------------------------------
Credit Suisse
International                     80,490,000 MXN         MXN TIIE           8.3000       12/17/26         190,860
------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                                         Six-Month
                               1,531,000,000 HUF           8.4400            BUBOR         7/4/11          (3,807)
                                                                     INR MIBOR-OIS
                                 314,300,000 INR           7.1750         Compound        6/27/11         234,141
------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                                  70,300,000 BRR             BZDI          12.3900         1/2/12         690,156
                                  96,670,000 BRR             BZDI          12.6100         1/4/10         870,556
                                  32,290,000 BRR             BZDI          12.6700         1/4/10         309,062
                                  32,270,000 BRR             BZDI          12.7100         1/4/10         321,453
                                  21,030,000 BRR             BZDI          12.7300         1/2/14         333,004
                                   9,730,000 BRR             BZDI          12.8400         1/2/14         168,993
                                  16,210,000 BRR             BZDI          12.8700         1/2/14         288,341
                                  32,550,000 BRR             BZDI          12.9200         1/2/14         601,479
                                  47,435,713 BRR             BZDI          17.1800         1/2/08       1,555,090
                                                                              CNY-
                                  63,300,000 CNY           4.0000    CFXSREPOFIX01        2/16/17         154,811
                                  34,200,000 MXN         MXN TIIE          10.0000        6/24/15         406,038
                                  67,560,000 MXN         MXN TIIE          10.2200        1/30/15         862,775
                                  59,620,000 MXN         MXN TIIE          10.2900         6/4/15         798,870
                                  59,375,000 MXN         MXN TIIE          10.3000         6/1/15         799,258
                                  59,375,000 MXN         MXN TIIE          10.4300        5/29/15         843,704
                                                         MXN-TIIE
                                                         Floating
                                  38,800,000 MXN       Index Rate           9.3300        9/16/26         449,392


                     83 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

SWAP                                NOTIONAL              PAID BY       RECEIVED BY   TERMINATION
COUNTERPARTY                          AMOUNT             THE FUND          THE FUND         DATES           VALUE
------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                  17,960,000 BRR             BZDI           14.0500%       1/2/12    $    545,224
                                  89,360,000 BRR             BZDI           14.8900        1/4/10       2,774,195
                                  90,610,000 MXN         MXN TIIE            9.1500       8/27/26         905,200
                                  68,200,000 MXN         MXN TIIE            9.2900       7/17/26         764,157
                                  39,690,000 MXN         MXN TIIE            9.4100       8/31/20         426,501
                                  78,820,000 MXN         MXN TIIE            9.5000       8/28/25       1,026,483
                                 119,100,000 MXN         MXN TIIE            9.5100       8/26/25       1,545,869
                                 179,660,000 MXN         MXN TIIE            9.8400      12/13/09         891,243
                                  70,140,000 MXN         MXN TIIE           10.7000        5/8/15       1,094,022
                                  30,800,000 MXN         MXN TIIE           10.8500        3/5/15         501,392
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
                                  70,300,000 BRR             BZDI           12.3800        1/2/12         601,768
                                  35,760,000 BRR             BZDI           13.9100        1/2/12         983,969
                                  65,300,000 MXN         MXN TIIE            9.7600       8/17/15         700,738
                                                                        Three-Month
                                 169,320,000 ZAR            8.290              JIBA       6/23/08         239,517
------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
                                                           28-Day
                                  67,450,000 MXN         MXN TIIE            9.9900        7/9/15         791,803
                                                        Six-Month
                                  34,350,000 PLZ             WIBO            4.5300        7/5/10          76,601
                                                      The greater
                                                     of 0% and 8*
                                                     (-0.0031375-
                                                      (10 yr. CMS
                                                    Index + 2 yr.
                                                      CMS Index))
                                  46,830,000           quarterly.         1,404,900        2/5/17      (1,222,491)
------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.                    95,900,000 SEK       STIBOR SEK            4.1825      11/12/12         (94,503)
------------------------------------------------------------------------------------------------------------------
Santander Central
Hispano                           17,960,000 BRR             BZDI           14.0000        1/3/12         519,203
                                                                                                     -------------
                                                                                                     $ 24,885,770
                                                                                                     =============


                     84 | OPPENHEIMER STRATEGIC INCOME FUND

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR               Brazilian Real
GBP               British Pound Sterling
CNY               Chinese Renminbi (Yuan)
EUR               Euro
HUF               Hungarian Forint
INR               Indian Rupee
MXN               Mexican Nuevo Peso
TWD               New Taiwan Dollar
NOK               Norwegian Krone
PLZ               Polish Zloty
ZAR               South African Rand
SEK               Swedish Krona

Index abbreviations are as follows:

BBA LIBOR         British Bankers' Association London-Interbank Offered Rate
BUBOR             Budapest Interbank Offered Rate
BZDI              Brazil Interbank Deposit Rate
CFXSREPOFIX01     Chinese Renminbi 7 Days Repurchase Fixing Rates
EURIBOR           Euro Interbank Offered Rate
JIBA              South Africa Johannesburg Interbank Agreed Rate
MXN TIIE          Mexican Peso-Interbank Equilibrium Interest Rate
MIBOR-OIS         Mid Market Interest Rate for French Franc/Austrian Schilling
                  and India Swap Composites-Overnight Indexed Swap
NIBOR             Norwegian Interbank Offered Rate
STIBOR            Stockholm Interbank Offered Rate
WIBO              Poland Warsaw Interbank Offer Bid Rate

--------------------------------------------------------------------------------
10. CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

      The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized loss (gain) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.


                     85 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. CREDIT DEFAULT SWAP CONTRACTS Continued

      Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of March 31, 2007 is as follows:

                                                                            PAY/
                                                   BUY/SELL   NOTIONAL   RECEIVE
                     REFERENCE                       CREDIT     AMOUNT     FIXED    TERMINATION       PREMIUM
COUNTERPARTY         ENTITY                      PROTECTION     (000S)      RATE          DATES          PAID         VALUE
----------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                     Dow Jones CDX North
                     America Crossover Index           Sell   $  3,075     1.650%      12/20/11   $    51,614   $    28,641
                     Residential Capital LLC           Sell      4,775     1.750        3/20/08            --        25,291
                     Residential Capital LLC           Sell      6,146     1.220        3/20/08            --           354
                     Residential Capital LLC           Sell      3,074     1.200        3/20/08            --          (453)
                     Smithfield Foods, Inc.            Sell      3,060     1.500        3/20/12            --       (24,110)
----------------------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets
Holdings, Inc.:
                     Allied Waste North
                     America, Inc.                      Buy      4,850     1.880        3/20/12            --       (80,217)
                     Ford Motor Credit Co.              Buy      7,350     2.320        3/20/12            --      (257,701)
                     Hungary (Republic of)             Sell     13,190     0.400       12/20/15            --       (66,710)
                     Univision Communications,
                     Inc.                               Buy      1,552     1.100        6/20/08            --           (49)
                     Williams Cos., Inc.                Buy      1,900     1.110        3/20/12            --         8,953
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston, Inc.:
                     Dow Jones CDX North
                     America Crossover Index           Sell      4,555     1.650       12/20/11        77,672        38,718
                     Dow Jones CDX North
                     America Crossover Index           Sell     12,200     1.650       12/20/11       191,894       103,335
                     Dow Jones CDX North
                     America High Yield Index          Sell      4,570     3.250       12/20/11       169,471       126,673
                     Ford Motor Credit Co.             Sell      3,300     2.550        3/20/12            --       (83,243)
                     Ford Motor Credit Co.             Sell     10,080     2.385        3/20/12            --      (330,124)
                     GMAC LLC                          Sell      5,900     1.390        3/20/17            --      (295,960)
                     HCA, Inc.                          Buy      3,095     0.750        6/20/08            --         1,271


                     86 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                            PAY/
                                                   BUY/SELL   NOTIONAL   RECEIVE
                     REFERENCE                       CREDIT     AMOUNT     FIXED    TERMINATION       PREMIUM
COUNTERPARTY         ENTITY                      PROTECTION     (000S)      RATE          DATES          PAID         VALUE
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston, Inc.:  Continued
                     HCA, Inc.                         Sell   $  3,095     3.250%       6/20/12   $        --   $    22,258
                     Inco Ltd.                          Buy      1,545     0.580        3/20/17            --           (70)
                     NJSC Naftogaz                     Sell     10,175     3.250        4/20/11            --            --
                     Residential Capital LLC           Sell      3,095     1.300        3/20/08            --         2,865
                     Smithfield Foods, Inc.            Sell      3,113     1.490        3/20/12            --       (21,286)
                     Vale Overseas Ltd.                Sell      1,545     1.030        3/20/17            --         3,222
----------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                     Coriolanus Ltd.                   Sell     14,360     3.200        4/20/12            --            --
                     Dow Jones CDX North
                     America Crossover Index           Sell     24,410     1.650       12/20/11       389,069       239,883
                     Dow Jones CDX North
                     America Crossover Index           Sell      4,345     1.650       12/20/11        75,010        42,699
                     Dow Jones CDX North
                     America Crossover Index           Sell     12,215     1.650       12/20/11       192,530       120,040
                     Dow Jones CDX North
                     America High Yield Index          Sell     12,815     3.250       12/20/11       475,223       380,572
                     El Paso Corp.                     Sell      2,800     1.030        3/20/12            --        12,793
                     Ford Motor Co.                     Buy      7,555     3.050       12/20/08            --        29,956
                     Ford Motor Co.                     Buy      9,450     3.300       12/20/08            --        (1,150)
                     Ford Motor Co.                     Buy      6,220     3.650       12/20/08            --       (36,344)
                     Ford Motor Co.                    Sell      9,450     5.800       12/20/16            --      (577,036)
                     Ford Motor Co.                    Sell     11,810     5.850       12/20/16            --      (692,519)
                     Ford Motor Co.                    Sell      7,775     6.000       12/20/16            --      (399,382)
                     Ford Motor Credit Co.             Sell     11,595     2.390        3/20/12            --      (369,958)
                     Ford Motor Credit Co.             Sell      4,525     2.340        3/20/12            --      (152,763)
                     General Motors Corp.               Buy      7,555     2.030       12/20/08            --        50,374
                     General Motors Corp.               Buy      6,220     2.550       12/20/08            --       (11,734)
                     General Motors Corp.              Sell      7,555     4.680       12/20/16            --      (257,600)
                     General Motors Corp.              Sell      6,220     4.750       12/20/16            --      (189,001)
                     GMAC LLC                          Sell      6,180     1.370        3/20/17            --      (322,468)
                     Inco Ltd.                          Buy      3,120     0.630        3/20/17            --       (19,491)
                     Inco Ltd.                          Buy      3,045     0.420        3/20/17            --        16,189
                     Peru (Republic of)                 Buy      7,110     1.710       12/20/16            --      (279,588)
                     Peru (Republic of)                Sell      5,080     1.320        4/20/17            --        23,451
                     Vale Oversees Ltd.                Sell      3,120     1.050        3/20/17            --        46,323
                     Vale Oversees Ltd.                Sell      3,045     1.000        3/20/17            --        33,250
                     Williams Cos., Inc.               Sell      3,250     1.020        3/20/12            --        10,683
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                     General Motors Corp.               Buy      6,220     2.700       12/20/08            --       (68,122)
                     General Motors Corp.              Sell      6,220     4.950       12/20/16            --      (107,012)
                     GMAC LLC                          Sell      3,650     1.390        3/20/17            --      (197,036)
                     GMAC LLC                          Sell      3,060     1.390        3/20/17            --      (165,186)
                     GMAC LLC                          Sell      6,160     1.390        3/20/17            --      (332,532)
                     GMAC LLC                          Sell      5,300     1.370        3/20/17            --      (292,544)
                     K. Hovnanian
                     Enterprises,
                     Inc.                              Sell      7,975     2.000        6/20/08            --       (22,421)
                     K. Hovnanian
                     Enterprises,
                     Inc.                              Sell      6,205     2.000        6/20/08            --       (17,445)



                     87 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. CREDIT DEFAULT SWAP CONTRACTS Continued

                                                                            PAY/
                                                   BUY/SELL   NOTIONAL   RECEIVE
                     REFERENCE                       CREDIT     AMOUNT     FIXED    TERMINATION       PREMIUM
COUNTERPARTY         ENTITY                      PROTECTION     (000S)      RATE          DATES          PAID         VALUE
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP: Continued
                     K. Hovnanian Enterprises,
                     Inc.                              Sell   $  6,205     1.800%       6/20/08   $        --   $        --
                     Residential Capital LLC           Sell      2,970     1.360        3/20/08            --         1,715
                     Residential Capital LLC           Sell      3,063     1.180        3/20/08            --        (3,521)
                     Standard-Pacific Corp.            Sell     16,550     2.200        6/20/08            --            --
----------------------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank:
                     Ford Motor Co.                     Buy      6,220     3.600       12/20/08            --       (59,978)
                     Ford Motor Co.                    Sell      7,775     6.000       12/20/16            --      (384,405)
                     General Motors Corp.               Buy      9,450     2.350       12/20/08            --       (13,846)
                     General Motors Corp.              Sell      9,450     4.750       12/20/16            --      (275,632)
                     Inco Ltd.                          Buy      1,520     0.520        3/20/17            --         2,313
                     Russian Federation                 Buy      8,390     2.400        10/9/13            --      (941,730)
                     Ukraine (Republic of)             Sell      1,409     1.920        8/20/11            --        36,104
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
                     Allied Waste North
                     America, Inc.                     Sell      1,103     1.880        3/20/12            --       (14,965)
                     Allied Waste North
                     America, Inc.                     Sell      3,500     1.880        3/20/12            --       (47,483)
                     Dow Jones CDX North
                     American High Yield Index         Sell      3,080     3.250       12/20/11        59,632        83,353
                     Dow Jones CDX North
                     American High Yield Index         Sell      3,080     3.250       12/20/11        59,632        83,353
                     GMAC LLC                          Sell      3,060     1.400        3/20/17            --      (164,092)
                     GMAC LLC                          Sell      3,250     1.400        3/20/17            --      (174,280)
                     HCA, Inc.                          Buy      3,095     0.725        3/20/08            --        (1,241)
                     HCA, Inc.                         Sell      3,095     3.225        3/20/12            --        54,031
                     Smithfield Foods, Inc.            Sell      3,900     1.580        3/20/12            --       (12,604)
                     Univision Communications,
                     Inc.                              Sell      1,552     1.100        6/20/08            --          (912)
                     Univision Communications,
                     Inc.                              Sell      3,108     1.150        6/20/08            --            --
                     Univision Communications,
                     Inc.                              Sell      6,874     1.200        6/20/08            --            --
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                     Colombia (Republic of)             Buy      5,880     3.700        8/20/15            --      (913,246)
                     Dow Jones CDX North
                     America Crossover Index           Sell      3,075     1.650       12/20/11        51,607        28,620
                     Ford Motor Co.                     Buy        475     2.450       12/20/08            --         5,746
                     Ford Motor Co.                     Buy      6,220     3.700       12/20/08            --       (51,840)
                     Ford Motor Co.                    Sell        605     5.900       12/20/16            --       (32,726)
                     Ford Motor Co.                    Sell      7,775     6.150       12/20/16            --      (326,209)
                     General Motors Corp.               Buy        475     1.650       12/20/08            --         6,037
                     General Motors Corp.               Buy      6,220     2.700       12/20/08            --       (28,640)


                     88 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                            PAY/
                                                  BUY/SELL    NOTIONAL   RECEIVE
                     REFERENCE                       CREDIT     AMOUNT     FIXED    TERMINATION       PREMIUM
COUNTERPARTY         ENTITY                      PROTECTION     (000S)      RATE          DATES          PAID         VALUE
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.: Continued
                     General Motors Corp.              Sell   $    475     4.620%      12/20/16   $        --   $   (17,720)
                     General Motors Corp.              Sell      6,220     4.900       12/20/16            --      (137,075)
                     Gisad Dis Ticaret AS              Sell     35,885     2.000        3/30/08            --          (563)
                     Inco Ltd.                          Buy      3,050     0.520        3/20/17            --         8,805
                     Inco Ltd.                          Buy      3,080     0.520        3/20/17            --         8,892
                     Inco Ltd.                          Buy      3,160     0.600        3/20/17            --       (11,342)
                     Istanbul Bond Co. SA
                     for Finansbank                    Sell     23,940     1.300        3/24/13            --      (397,079)
                     Smithfield Foods, Inc.            Sell      3,000     1.510        3/20/12            --       (13,891)
                     Turkey (Republic of)              Sell      7,965     2.750       11/20/16            --       172,350
                     Vale Overseas Ltd.                Sell      1,520     1.060        3/20/17            --         9,005
                     Vale Overseas Ltd.                Sell      3,050     0.920        3/20/17            --       (14,163)
                     Vale Overseas Ltd.                Sell      3,080     0.970        3/20/17            --        (2,678)
                     Vale Overseas Ltd.                Sell      3,160     1.040        3/20/17            --        15,552
                     Venezuela (Republic of)            Buy     12,480     3.480       11/20/15            --    (1,125,876)
----------------------------------------------------------------------------------------------------------------------------
UBS AG               Indonesia (Republic of)           Sell      6,125     2.300        9/20/11            --       305,401
                                                                                                  --------------------------
                                                                                                  $ 1,793,354   $(8,649,921)
                                                                                                  ==========================

--------------------------------------------------------------------------------
11. CURRENCY SWAPS

A currency swap is an arrangement under which counterparties agree to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate. Currency swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Currency swap agreements entail exchange rate risk, interest rate risk and credit risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is a risk, based on movements of interest rates or indexes that the periodic payments made by the Fund will be greater than the payments received. Credit risk arises from the possibility that the counterparty will default on its payments to the Fund. If the counterparty defaults, the Fund's maximum loss will consist of the notional contract value to be received at contract termination as well as any outstanding interest payments due to the Fund. The Manager monitors the creditworthiness of counterparties on an ongoing basis.


                     89 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11. CURRENCY SWAPS Continued

As of March 31, 2007, the Fund entered into the following currency swap arrangements:

SWAP                        NOTIONAL       PAID BY   RECEIVED BY   TERMINATION
COUNTERPARTY                  AMOUNT      THE FUND      THE FUND         DATES        VALUE
--------------------------------------------------------------------------------------------
                                       Three-Month
Merrill Lynch      6,840,000 TRY/USD     BBA LIBOR         17.10%       2/6/12   $   38,412
--------------------------------------------------------------------------------------------
Credit Suisse:
                                       Three-Month
                   4,370,000 TRY/USD     BBA LIBOR         17.25        2/7/12       51,972
                                       Three-Month
                   6,590,000 TRY/USD     BBA LIBOR         17.30        2/9/12       43,491
                                       Three-Month
                  10,860,000 TRY/USD     BBA LIBOR         16.75       2/26/12     (162,099)
                                                                                 -----------
                                                                                 $  (28,224)
                                                                                 ===========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

TRY    Turkish Lira

Abbreviation is as follows:

BBA LIBOR    British Bankers' Association London-Interbank Offered Rate

--------------------------------------------------------------------------------
12. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of March 31, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted currency is as follows:

                             ACQUISITION                 VALUATION AS OF     UNREALIZED
CURRENCY                           DATES         COST     MARCH 31, 2007   APPRECIATION
----------------------------------------------------------------------------------------
Argentine Peso (ARP)     1/31/07-3/19/07   $3,442,238         $3,450,908         $8,670

--------------------------------------------------------------------------------
13. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If


                     90 | OPPENHEIMER STRATEGIC INCOME FUND
the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2007, the Fund had on loan securities valued at $114,475,900, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $46,705,355 was received for the loans, all of which was received in cash and subsequently invested in approved investments. In addition, collateral of $70,152,052 was also received in the form of securities.

--------------------------------------------------------------------------------
14. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of March 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                     91 | OPPENHEIMER STRATEGIC INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                     92 | OPPENHEIMER STRATEGIC INCOME FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                     93 | OPPENHEIMER STRATEGIC INCOME FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Arthur P. Steinmetz and the Manager's international and quantitative fixed income investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load multi-sector income funds. The Board noted that the Fund's one-year performance was below its peer group median. However its three-year, five-year and ten-year performance were better than its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other multi-sector income funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are lower than its peer group median.


                     94 | OPPENHEIMER STRATEGIC INCOME FUND

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund and whether those economies of scale benefit the Fund's shareholders. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with shareholders any economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide quality services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board considered the Agreement, including the management fee, in light of all of the surrounding circumstances.


                     95 | OPPENHEIMER STRATEGIC INCOME FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

    o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

    o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

    o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

    The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Strategic Income Fund

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: 05/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: 05/14/2007

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 05/14/2007